UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                              The Sirach Portfolios
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

                              [SIRACH LOGO OMITTED]

THE SIRACH PORTFOLIOS

SEMI-ANNUAL REPORT                                                APRIL 30, 2004

--------------------------------------------------------------------------------
                            Sirach Special Equity Portfolio
                            Sirach Equity Portfolio
                            Sirach Growth Portfolio
                            Sirach Strategic Balanced Portfolio
                            Sirach Bond Portfolio
                            ----------------------------------------------------






                                [GRAPHIC OMITTED]







--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

Statements of Net Assets

     Sirach Special Equity Portfolio ......................................    1

     Sirach Equity Portfolio ..............................................    8

     Sirach Growth Portfolio ..............................................   13

     Sirach Strategic Balanced Portfolio ..................................   19

     Sirach Bond Portfolio ................................................   31

Statements of Operations ..................................................   42

Statements of Changes in Net Assets

     Sirach Special Equity Portfolio ......................................   43

     Sirach Equity Portfolio ..............................................   44

     Sirach Growth Portfolio ..............................................   45

     Sirach Strategic Balanced Portfolio ..................................   46

     Sirach Bond Portfolio ................................................   47

Financial Highlights

     Sirach Special Equity Portfolio ......................................   48

     Sirach Equity Portfolio ..............................................   49

     Sirach Growth Portfolio ..............................................   50

     Sirach Strategic Balanced Portfolio ..................................   51

     Sirach Bond Portfolio ................................................   52

Notes to Financial Statements .............................................   53

--------------------------------------------------------------------------------


A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 877-474-7224; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) by calling 877-474-7224; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH SPECIAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 97.0%
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                      --------        ----------

AUTO & TRANSPORTATION -- 0.9%
AIR TRANSPORT -- 0.9%
   Skywest (a) ................................         40,900        $  744,380
                                                                      ----------
   Total Auto & Transportation ................                          744,380
                                                                      ----------
CONSUMER DISCRETIONARY -- 23.2%
ADVERTISING AGENCIES -- 1.4%
   Advo .......................................         38,400         1,205,760
                                                                      ----------
CONSUMER ELECTRONICS -- 0.9%
   Activision* ................................         50,000           753,000
                                                                      ----------
CONSUMER PRODUCTS -- 1.9%
   RC2* .......................................         26,000           704,860
   Yankee Candle* .............................         33,700           912,596
                                                                      ----------
                                                                       1,617,456
                                                                      ----------
COSMETICS -- 0.8%
   Nu Skin Enterprises, Cl A ..................         31,000           733,770
                                                                      ----------
ENTERTAINMENT -- 0.9%
   Movie Gallery (a) ..........................         38,400           745,728
                                                                      ----------
RADIO AND TV BROADCASTERS -- 1.1%
   Radio One, Cl D* (a) .......................         49,400           936,624
                                                                      ----------
RENT & LEASING SERVICES - CONSUMER -- 1.6%
   Aaron Rents ................................         47,200         1,366,912
                                                                      ----------
RESTAURANTS -- 2.1%
   Applebees International ....................         20,900           810,502
   Sonic* .....................................         30,100           971,327
                                                                      ----------
                                                                       1,781,829
                                                                      ----------
RETAIL -- 9.0%
   Aeropostale* ...............................         37,350           821,326
   Bebe Stores* ...............................         29,200           931,480
   Childrens Place* ...........................         20,000           526,800
   Claire's Stores ............................         59,400         1,210,572
   Global Imaging Systems* (a) ................         26,400           913,968

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH SPECIAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                       --------      -----------

RETAIL -- CONTINUED
   Goody's Family Clothing ....................          38,500      $   480,865
   Guitar Center* (a) .........................          25,000        1,038,000
   Pacific Sunwear of California* .............          44,425          953,805
   Tractor Supply* ............................          22,400          874,944
                                                                     -----------
                                                                       7,751,760
                                                                     -----------
SERVICES - COMMERCIAL -- 1.5%
   Korn/Ferry International* ..................          53,700          804,426
   Memberworks* ...............................          17,900          528,229
                                                                     -----------
                                                                       1,332,655
                                                                     -----------
SHOES -- 2.0%
   K-Swiss, Cl A ..............................          26,300          513,113
   Wolverine World Wide .......................          44,800        1,204,224
                                                                     -----------
                                                                       1,717,337
                                                                     -----------
   Total Consumer Discretionary ...............                       19,942,831
                                                                     -----------
CONSUMER STAPLES -- 3.0%
DRUG & GROCERY STORE CHAINS -- 1.1%
   Pathmark Stores* (a) .......................         108,900          931,095
                                                                     -----------
FOODS -- 1.9%
   Flowers Foods ..............................          24,900          609,801
   JM Smucker (a) .............................          20,400        1,066,920
                                                                     -----------
                                                                       1,676,721
                                                                     -----------
   Total Consumer Staples .....................                        2,607,816
                                                                     -----------
FINANCIAL SERVICES -- 10.8%
BANKS - OUTSIDE NEW YORK CITY -- 6.2%
   East-West Bancorp ..........................          18,800        1,059,004
   R & G Financial, Cl B ......................          45,350        1,403,582
   South Financial Group (a) ..................          23,900          662,030
   UCBH Holdings ..............................          24,600          910,692
   Wintrust Financial (a) .....................          27,500        1,305,975
                                                                     -----------
                                                                       5,341,283
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH SPECIAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                       --------      -----------

FINANCE DATA PROCESS SERVICES -- 1.6%
   Global Payments (a) ........................          29,100      $ 1,396,218
                                                                     -----------
FINANCIAL MISCELLANEOUS -- 0.8%
   New Century Financial (a) ..................          16,650          706,460
                                                                     -----------
INSURANCE - MULTI-LINE -- 0.2%
   UICI* ......................................          11,500          199,065
                                                                     -----------
SAVINGS & LOAN -- 2.0%
   Dime Community Bancshares ..................          52,500          897,750
   Flagstar Bancorp ...........................          37,800          772,254
                                                                     -----------
                                                                       1,670,004
                                                                     -----------
   Total Financial Services ...................                        9,313,030
                                                                     -----------
HEALTH CARE -- 26.9%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 4.5%
   Idexx Laboratories* (a) ....................          23,700        1,451,862
   Martek Biosciences* (a) ....................          12,300          780,927
   Vicuron Pharmaceuticals* ...................          33,100          755,011
   Zymogenetics* ..............................          58,400          925,640
                                                                     -----------
                                                                       3,913,440
                                                                     -----------
DRUGS & PHARMACEUTICALS -- 5.3%
   Eon Labs* (a) ..............................          24,400        1,604,300
   Kos Pharmaceuticals* .......................          19,400          798,504
   Ligand Pharmaceuticals, Cl B* ..............          59,200        1,267,472
   Medicis Pharmaceutical, Cl A (a) ...........          20,600          884,152
                                                                     -----------
                                                                       4,554,428
                                                                     -----------
HEALTH CARE FACILITIES -- 3.1%
   American Healthways* .......................          36,500          884,395
   LCA-Vision* ................................          17,300          435,787
   United Surgical Partners International* (a)           36,300        1,314,786
                                                                     -----------
                                                                       2,634,968
                                                                     -----------
HEALTH CARE MANAGEMENT SERVICES -- 0.8%
   Centene* ...................................          19,800          663,300
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH SPECIAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                       --------      -----------

HEALTH CARE SERVICES -- 1.4%
   Accredo Health* ............................          31,100      $ 1,202,015
                                                                     -----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 8.2%
   Abaxis* ....................................          29,900          531,622
   Align Technology* (a) ......................          49,900          864,268
   Gen-Probe* .................................          24,800          826,832
   Medical Action Industries* .................          48,000          913,488
   Merit Medical Systems* .....................          25,067          393,803
   PSS World Medical* (a) .....................          81,100          907,509
   Techne* (a) ................................          29,700        1,157,112
   Ventana Medical Systems* ...................           9,700          480,053
   Wright Medical Group* ......................          28,800          988,992
                                                                     -----------
                                                                       7,063,679
                                                                     -----------
MEDICAL SERVICES -- 3.6%
   Parexel International* (a) .................          72,100        1,408,834
   VCA Antech* ................................          40,900        1,672,401
                                                                     -----------
                                                                       3,081,235
                                                                     -----------
   Total Health Care ..........................                       23,113,065
                                                                     -----------
INTEGRATED OILS -- 0.7%
OIL - INTEGRATED DOMESTIC -- 0.7%
   KCS Energy* ................................          49,400          593,788
                                                                     -----------
   Total Integrated Oils ......................                          593,788
                                                                     -----------
MATERIALS & PROCESSING -- 3.2%
BUILDING - WOOD & Wallboard -- 1.0%
   ElkCorp (a) ................................          32,200          892,584
                                                                     -----------
Forest Products -- 1.3%
   Boise Cascade ..............................          31,700        1,069,241
                                                                     -----------
MISCELLANEOUS MATERIALS & COMMODITIES -- 0.4%
   Ceradyne* ..................................          12,500          356,750
                                                                     -----------
MISCELLANEOUS MATERIALS & PROCESSING -- 0.5%
   Acuity Brands ..............................          17,900          438,013
                                                                     -----------
   Total Materials & Processing ...............                        2,756,588
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH SPECIAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                       --------      -----------

OTHER ENERGY -- 3.6%
OIL - CRUDE PRODUCERS -- 3.6%
   Cabot Oil & Gas ............................          19,600      $   699,720
   Nuevo Energy* ..............................          31,800        1,097,100
   Patina Oil & Gas ...........................          46,750        1,299,650
                                                                     -----------
                                                                       3,096,470
                                                                     -----------
   Total Other Energy .........................                        3,096,470
                                                                     -----------
PRODUCER DURABLES -- 4.8%
ELECTRICAL EQUIPMENT & COMPONENTS -- 1.4%
   Ametek .....................................          44,800        1,187,200
                                                                     -----------
MACHINERY - SPECIALTY -- 1.8%
   Applied Films* (a) .........................          19,900          473,620
   Engineered Support Systems .................          22,175        1,078,370
                                                                     -----------
                                                                       1,551,990
                                                                     -----------
PRODUCTION TECHNOLOGY EQUIPMENT -- 0.6%
   Rofin-Sinar Technologies* ..................          21,500          498,155
                                                                     -----------
TELECOMMUNICATIONS EQUIPMENT -- 1.0%
   Polycom* (a) ...............................          44,000          839,520
                                                                     -----------
   Total Producer Durables ....................                        4,076,865
                                                                     -----------
TECHNOLOGY -- 19.9%
COMMUNICATIONS TECHNOLOGY -- 4.8%
   Avocent* ...................................          24,300          779,787
   Brocade Communications Systems* ............         131,300          702,455
   Standard Microsystems* .....................          38,400          915,456
   Tekelec* (a) ...............................          61,800        1,030,206
   WebEx Communications* ......................          32,600          731,544
                                                                     -----------
                                                                       4,159,448
                                                                     -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 7.6%
   Ansys* .....................................          34,100        1,263,405
   Ciber* .....................................          61,100          534,625
   Embarcadero Technologies* ..................          41,500          535,765
   F5 Networks* (a) ...........................          41,300        1,049,020
   MicroStrategy, Cl A* .......................          19,600          941,604

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH SPECIAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          --------   -----------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- CONTINUED
   Progress Software* ..................................    35,800   $   733,900
   Transaction Systems Architects, Cl A* ...............    38,500       817,355
   Witness Systems* ....................................    48,500       682,880
                                                                     -----------
                                                                       6,558,554
                                                                     -----------
COMPUTER TECHNOLOGY -- 2.1%
   RSA Security* .......................................    51,000       817,020
   Synaptics* (a) ......................................    59,700       988,035
                                                                     -----------
                                                                       1,805,055
                                                                     -----------
ELECTRICAL & ELECTRONICS -- 0.8%
   Benchmark Electronics* ..............................    24,500       662,235
                                                                     -----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 3.5%
   Integrated Device Technology* .......................    58,600       788,170
   Omnivision Technologies* (a) ........................    32,900       733,736
   Pixelworks* (a) .....................................    80,600     1,441,128
                                                                     -----------
                                                                       2,963,034
                                                                     -----------
ELECTRONICS - TECHNOLOGY -- 1.1%
   EDO (a) .............................................    27,800       631,060
   Scansource* .........................................     5,600       309,288
                                                                     -----------
                                                                         940,348
                                                                     -----------
   Total Technology ....................................              17,088,674
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $66,206,587) ...............................              83,333,507
                                                                     -----------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 32.8%
--------------------------------------------------------------------------------
MONEY MARKET -- 1.3%
   HighMark Diversified Money Market, Fiduciary Shares . 1,136,078     1,136,078
      (Cost $1,136,078)                                              -----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH SPECIAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                   FACE
                                                                  AMOUNT            VALUE
                                                                -----------     ------------
REPURCHASE AGREEMENT -- 31.5%
   Morgan Stanley 1.11%, dated 04/30/04, to be
      repurchased on 05/03/04, repurchase price
      $27,099,612 (collateralized by Corporate
      Obligations, total market value $28,200,942)(b)
      (Cost $27,097,100) .....................................  $27,097,100     $ 27,097,100
                                                                                ------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $28,233,178) .....................................                    28,233,178
                                                                                ------------
   TOTAL INVESTMENTS -- 129.8%
      (Cost $94,439,765) .....................................                   111,566,685
                                                                                ------------
OTHER ASSETS AND LIABILITIES -- (29.8)%
   Payable Upon Return of Securities Loaned ..................                   (27,097,100)
   Investment Advisory Fees Payable ..........................                       (54,176)
   Administration Fees Payable ...............................                       (17,345)
   Trustees' Fees Payable ....................................                        (3,980)
   Other Assets and Liabilities, Net .........................                     1,549,873
                                                                                ------------
   TOTAL OTHER ASSETS AND LIABILITIES ........................                   (25,622,728)
                                                                                ------------
---------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------
   Paid in Capital .............................................                 121,364,966
   Accumulated Net Investment Loss .............................                    (229,073)
   Accumulated Net Realized Loss on Investments ................                 (52,318,856)
   Net Unrealized Appreciation on Investments ..................                  17,126,920
                                                                                ------------
   TOTAL NET ASSETS -- 100.0% ..................................                $ 85,943,957
                                                                                ============

   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ................                  15,579,809
   NET ASSET VALUE, Offering and Redemption Price Per Share ....                       $5.52
                                                                                       =====

*     NON-INCOME PRODUCING SECURITY
CL    CLASS
(a) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2004 (SEE NOTE 9 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2004 WAS $26,118,246.
(b) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING (SEE NOTE 9 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF THE SECURITY AS OF APRIL 30, 2004, WAS $27,097,100.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH EQUITY
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 99.1%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------     -----------

AUTO & TRANSPORTATION -- 0.9%
TRANSPORTATION MISCELLANEOUS -- 0.9%
   United Parcel Service, Cl B .................          4,700      $   329,705
                                                                     -----------
   Total Auto & Transportation .................                         329,705
                                                                     -----------
CONSUMER DISCRETIONARY -- 17.5%
CASINOS & GAMBLING -- 1.1%
   International Game Technology ...............         11,700          441,558
                                                                     -----------
EDUCATION SERVICES -- 1.1%
   Apollo Group, Cl A* .........................          4,500          408,960
                                                                     -----------
HOTEL/MOTEL -- 1.0%
   Starwood Hotels & Resorts Worldwide .........          9,600          381,984
                                                                     -----------
RENT & LEASING SERVICES - CONSUMER -- 1.1%
   Rent-A-Center* ..............................         14,700          430,269
                                                                     -----------
RETAIL -- 12.1%
   Advance Auto Parts* .........................          9,200          396,980
   Bed Bath & Beyond* ..........................         14,900          553,088
   Home Depot ..................................         19,800          696,762
   Lowe's ......................................          7,300          380,038
   Michaels Stores .............................         13,600          680,408
   Staples* ....................................         25,700          662,032
   Wal-Mart Stores .............................         21,000        1,197,000
                                                                     -----------
                                                                       4,566,308
                                                                     -----------
TEXTILES APPAREL MANUFACTURERS -- 1.1%
   Coach* ......................................          9,600          408,960
                                                                     -----------
   Total Consumer Discretionary ................                       6,638,039
                                                                     -----------
CONSUMER STAPLES -- 8.3%
BEVERAGE - SOFT DRINKS -- 1.8%
   PepsiCo .....................................         12,900          702,921
                                                                     -----------
FOODS -- 4.3%
   Dean Foods* .................................         11,700          392,886
   Kellogg .....................................         12,800          549,120
   Sysco .......................................         17,900          684,675
                                                                     -----------
                                                                       1,626,681
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH EQUITY
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------     -----------
SOAP & HOUSEHOLD CHEMICALS -- 2.2%
   Procter & Gamble ............................          7,800      $   824,850
                                                                     -----------
   Total Consumer Staples ......................                       3,154,452
                                                                     -----------
FINANCIAL SERVICES -- 10.7%
DIVERSIFIED FINANCIAL SERVICES -- 3.0%
   American Express ............................         12,600          616,770
   Citigroup ...................................         11,000          528,990
                                                                     -----------
                                                                       1,145,760
                                                                     -----------
FINANCE DATA PROCESS SERVICES -- 1.0%
   Automatic Data Processing ...................          8,700          381,147
                                                                     -----------
FINANCIAL MISCELLANEOUS -- 2.5%
   AMBAC Financial Group .......................          5,000          345,000
   MBNA ........................................         24,400          594,872
                                                                     -----------
                                                                         939,872
                                                                     -----------
INSURANCE - LIFE -- 1.1%
   Prudential Financial ........................          9,300          408,642
                                                                     -----------
SECURITIES BROKERS & SERVICES -- 3.1%
   Countrywide Financial .......................          6,399          379,461
   Legg Mason ..................................          4,700          432,682
   Lehman Brothers Holdings ....................          5,100          374,340
                                                                     -----------
                                                                       1,186,483
                                                                     -----------
   Total Financial Services ....................                       4,061,904
                                                                     -----------
HEALTH CARE -- 24.1%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 4.1%
   Amgen* ......................................         20,300        1,142,281
   Millennium Pharmaceuticals* .................         28,300          424,217
                                                                     -----------
                                                                       1,566,498
                                                                     -----------
DRUGS & PHARMACEUTICALS -- 8.7%
   Gilead Sciences* ............................          8,800          535,304
   Pfizer ......................................         57,770        2,065,855
   Teva Pharmaceutical Industries ADR* .........         11,300          695,628
                                                                     -----------
                                                                       3,296,787
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH EQUITY
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------     -----------

ELECTRICAL - MEDICAL SYSTEMS -- 3.7%
   Medtronic ...................................         16,100      $   812,406
   Varian Medical Systems* .....................          6,700          575,128
                                                                     -----------
                                                                       1,387,534
                                                                     -----------
HEALTH CARE MANAGEMENT SERVICES -- 1.4%
   UnitedHealth Group ..........................          8,400          516,432
                                                                     -----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 6.2%
   Boston Scientific* ..........................         13,600          560,184
   Gen-Probe* ..................................         10,600          353,404
   Stryker .....................................          5,900          583,687
   Zimmer Holdings* ............................         10,600          846,410
                                                                     -----------
                                                                       2,343,685
                                                                     -----------
   Total Health Care ...........................                       9,110,936
                                                                     -----------
MATERIALS & PROCESSING -- 1.4%
CHEMICALS -- 1.4%
   Ecolab ......................................         18,100          539,380
                                                                     -----------
   Total Materials & Processing ................                         539,380
                                                                     -----------
OTHER -- 9.7%
MULTI-SECTOR COMPANIES -- 9.7%
   3M ..........................................          7,900          683,192
   Fortune Brands ..............................          8,900          678,625
   General Electric ............................         76,530        2,292,073
                                                                     -----------
                                                                       3,653,890
                                                                     -----------
   Total Other .................................                       3,653,890
                                                                     -----------
PRODUCER DURABLES -- 1.8%
PRODUCTION TECHNOLOGY EQUIPMENT -- 1.8%
   Applied Materials* ..........................         36,900          672,687
                                                                     -----------
   Total Producer Durables .....................                         672,687
                                                                     -----------
TECHNOLOGY -- 24.7%
COMMUNICATIONS TECHNOLOGY -- 3.7%
   Cisco Systems* ..............................         67,941        1,417,929
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH EQUITY
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          --------   -----------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 7.9%
   Adobe Systems .......................................    12,900   $   533,286
   Microsoft ...........................................    69,180     1,796,605
   Symantec* ...........................................    14,700       662,235
                                                                     -----------
                                                                       2,992,126
                                                                     -----------
COMPUTER TECHNOLOGY -- 3.6%
   Dell* ...............................................    21,200       735,852
   EMC* ................................................    54,600       609,336
                                                                     -----------
                                                                       1,345,188
                                                                     -----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 9.5%
   Analog Devices ......................................    15,600       664,560
   Intel ...............................................    64,706     1,664,885
   National Semiconductor* .............................    16,700       681,193
   Texas Instruments ...................................    23,300       584,830
                                                                     -----------
                                                                       3,595,468
                                                                     -----------
   Total Technology ....................................               9,350,711
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $34,797,457) ...............................              37,511,704
                                                                     -----------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.0%
--------------------------------------------------------------------------------
MONEY MARKET -- 2.0%
   HighMark Diversified Money Market, Fiduciary Shares..   745,949       745,949
                                                                     -----------
   TOTAL SHORT-TERM INVESTMENT
      (Cost $745,949) ..................................                 745,949
                                                                     -----------
   TOTAL INVESTMENTS -- 101.1%
      (Cost $35,543,406) ...............................              38,257,653
                                                                     -----------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH EQUITY
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                   ------------

OTHER ASSETS AND LIABILITIES -- (1.1)%
   Investment Advisory Fees Payable .........................      $    (20,678)
   Administration Fees Payable ..............................            (7,231)
   Trustees' Fees Payable ...................................            (1,883)
   Other Assets and Liabilities, Net ........................          (393,708)
                                                                   ------------
      TOTAL OTHER ASSETS AND LIABILITIES ....................          (423,500)
                                                                   ------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ..........................................        52,240,872
   Accumulated Net Investment Loss ..........................           (78,544)
   Accumulated Net Realized Loss on Investments .............       (17,042,422)
   Net Unrealized Appreciation on Investments ...............         2,714,247
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ...............................      $ 37,834,153
                                                                   ============

   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ..............        4,038,863
   NET ASSET VALUE, Offering and Redemption Price Per Share .             $9.37
                                                                          =====

  *   NON-INCOME PRODUCING SECURITY
ADR   AMERICAN DEPOSITARY RECEIPT
 CL   CLASS




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH GROWTH
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 95.5%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------    -----------

AUTO & TRANSPORTATION -- 1.4%
TRANSPORTATION MISCELLANEOUS -- 1.4%
   United Parcel Service, Cl B ....................         2,300    $   161,345
                                                                     -----------
   Total Auto & Transportation ....................                      161,345
                                                                     -----------
CONSUMER DISCRETIONARY -- 16.8%
CASINOS & GAMBLING -- 1.3%
   International Game Technology ..................         3,700        139,638
                                                                     -----------
EDUCATION SERVICES -- 1.1%
   Apollo Group, Cl A* ............................         1,400        127,232
                                                                     -----------
HOTEL/MOTEL -- 1.0%
   Starwood Hotels & Resorts Worldwide ............         2,900        115,391
                                                                     -----------
RENT & LEASING SERVICES - CONSUMER -- 1.2%
   Rent-A-Center* .................................         4,700        137,569
                                                                     -----------
RETAIL -- 11.1%
   Advance Auto Parts* ............................         2,800        120,820
   Bed Bath & Beyond* .............................         4,400        163,328
   Home Depot .....................................         3,500        123,165
   Lowe's .........................................         2,800        145,768
   Michaels Stores ................................         4,100        205,123
   Staples* .......................................         7,500        193,200
   Wal-Mart Stores ................................         5,400        307,800
                                                                     -----------
                                                                       1,259,204
                                                                     -----------
TEXTILES APPAREL MANUFACTURERS -- 1.1%
   Coach* .........................................         2,900        123,540
                                                                     -----------
   Total Consumer Discretionary ...................                    1,902,574
                                                                     -----------
CONSUMER STAPLES -- 8.3%
BEVERAGE - SOFT DRINKS -- 1.3%
   PepsiCo ........................................         2,700        147,123
                                                                     -----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH GROWTH
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------    -----------

FOODS -- 4.5%
   Dean Foods* ....................................         3,500    $   117,530
   Kellogg ........................................         4,400        188,760
   Sysco ..........................................         5,200        198,900
                                                                     -----------
                                                                         505,190
                                                                     -----------
SOAP & HOUSEHOLD CHEMICALS -- 2.5%
   Procter & Gamble ...............................         2,700        285,525
                                                                     -----------
   Total Consumer Staples .........................                      937,838
                                                                     -----------
FINANCIAL SERVICES -- 20.6%
BANKS - NEW YORK CITY -- 1.8%
   JP Morgan Chase ................................         5,400        203,040
                                                                     -----------
BANKS - OUTSIDE NEW YORK CITY -- 2.6%
   SouthTrust .....................................         3,700        114,996
   Wachovia .......................................         3,900        178,425
                                                                     -----------
                                                                         293,421
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES -- 5.4%
   American Express ...............................         3,800        186,010
   Citigroup ......................................         8,800        423,192
                                                                     -----------
                                                                         609,202
                                                                     -----------
FINANCE DATA PROCESS SERVICES -- 1.0%
   Automatic Data Processing ......................         2,600        113,906
                                                                     -----------
FINANCIAL MISCELLANEOUS -- 3.6%
   AMBAC Financial Group ..........................         3,000        207,000
   MBNA ...........................................         8,400        204,792
                                                                     -----------
                                                                         411,792
                                                                     -----------
INSURANCE - LIFE -- 2.2%
   Prudential Financial ...........................         5,700        250,458
                                                                     -----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH GROWTH
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------    -----------

SECURITIES BROKERS & SERVICES -- 4.0%
   Countrywide Financial ..........................         2,299    $   136,331
   Legg Mason .....................................         2,000        184,120
   Lehman Brothers Holdings .......................         1,900        139,460
                                                                     -----------
                                                                         459,911
                                                                     -----------
   Total Financial Services .......................                    2,341,730
                                                                     -----------
HEALTH CARE -- 16.4%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 2.8%
   Amgen* .........................................         3,300        185,691
   Millennium Pharmaceuticals* ....................         8,500        127,415
                                                                     -----------
                                                                         313,106
                                                                     -----------
DRUGS & PHARMACEUTICALS -- 4.9%
   Pfizer .........................................        10,040        359,030
   Teva Pharmaceutical Industries ADR* ............         3,200        196,992
                                                                     -----------
                                                                         556,022
                                                                     -----------
ELECTRICAL - MEDICAL SYSTEMS -- 1.4%
   Varian Medical Systems* ........................         1,900        163,096
                                                                     -----------
HEALTH CARE MANAGEMENT SERVICES -- 1.2%
   UnitedHealth Group .............................         2,200        135,256
                                                                     -----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 6.1%
   Boston Scientific* .............................         3,500        144,165
   Gen-Probe* .....................................         3,100        103,354
   Stryker ........................................         2,200        217,646
   Zimmer Holdings* ...............................         2,800        223,580
                                                                     -----------
                                                                         688,745
                                                                     -----------
   Total Health Care ..............................                    1,856,225
                                                                     -----------
INTEGRATED OILS -- 4.5%
OIL - INTEGRATED DOMESTIC -- 1.1%
   Occidental Petroleum ...........................         2,600        122,720
                                                                     -----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH GROWTH
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------    -----------

OIL - INTEGRATED INTERNATIONAL -- 3.4%
   Exxon Mobil ....................................         9,200    $   391,460
                                                                     -----------
   Total Integrated Oils ..........................                      514,180
                                                                     -----------
MATERIALS & PROCESSING -- 1.2%
CHEMICALS -- 1.2%
   Ecolab .........................................         4,600        137,080
                                                                     -----------
   Total Materials & Processing ...................                      137,080
                                                                     -----------
OTHER -- 7.1%
MULTI-SECTOR COMPANIES -- 7.1%
   3M .............................................         1,700        147,016
   Fortune Brands .................................         3,800        289,750
   General Electric ...............................        12,300        368,385
                                                                     -----------
                                                                         805,151
                                                                     -----------
   Total Other ....................................                      805,151
                                                                     -----------
OTHER ENERGY -- 1.1%
OIL - CRUDE PRODUCERS -- 1.1%
   Burlington Resources ...........................         1,900        127,813
                                                                     -----------
   Total Other Energy .............................                      127,813
                                                                     -----------
PRODUCER DURABLES -- 1.5%
PRODUCTION TECHNOLOGY EQUIPMENT -- 1.5%
   Applied Materials* .............................         9,100        165,893
                                                                     -----------
   Total Producer Durables ........................                      165,893
                                                                     -----------
TECHNOLOGY -- 16.6%
COMMUNICATIONS TECHNOLOGY -- 2.2%
   Cisco Systems* .................................        12,080        252,109
                                                                     -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 5.9%
   Adobe Systems ..................................         3,800        157,092
   Microsoft ......................................        12,740        330,858
   Symantec* ......................................         4,000        180,200
                                                                     -----------
                                                                         668,150
                                                                     -----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH GROWTH
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------    -----------

COMPUTER TECHNOLOGY -- 2.2%
   Dell* .............................................      3,500    $   121,485
   EMC* ..............................................     11,200        124,992
                                                                     -----------
                                                                         246,477
                                                                     -----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 6.3%
   Analog Devices ....................................      3,500        149,100
   Intel .............................................      9,660        248,552
   National Semiconductor* ...........................      4,900        199,871
   Texas Instruments .................................      5,000        125,500
                                                                     -----------
                                                                         723,023
                                                                     -----------
   Total Technology ..................................                 1,889,759
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $9,521,655) ..............................                10,839,588
                                                                     -----------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.1%
--------------------------------------------------------------------------------
MONEY MARKETS -- 5.1%
   HighMark Diversified Money Market, Fiduciary Shares    457,308        457,308
   HighMark Government Money Market, Fiduciary Shares     123,502        123,502
                                                                     -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $580,810) ................................                   580,810
                                                                     -----------
   TOTAL INVESTMENTS -- 100.6%
      (Cost $10,102,465) .............................                11,420,398
                                                                     -----------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH GROWTH
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                   ------------

OTHER ASSETS AND LIABILITIES -- (0.6)%
   Investment Advisory Fees Payable ..........................      $    (4,355)
   Administration Fees Payable ...............................           (2,158)
   Trustees' Fees Payable ....................................           (1,490)
   Other Assets and Liabilities, Net .........................          (60,732)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ........................          (68,735)
                                                                    -----------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ...........................................       13,791,148
   Accumulated Net Investment Loss ...........................          (18,287)
   Accumulated Net Realized Loss on Investments ..............       (3,739,131)
   Net Unrealized Appreciation on Investments ................        1,317,933
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ................................      $11,351,663
                                                                    ===========

   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ..............        1,828,757
   NET ASSET VALUE, Offering and Redemption Price Per Share ..            $6.21
                                                                          =====

  *   NON-INCOME PRODUCING SECURITY
ADR   AMERICAN DEPOSITARY RECEIPT
 CL   CLASS




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 58.3%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------    -----------
AUTO & TRANSPORTATION -- 0.9%
TRANSPORTATION MISCELLANEOUS -- 0.9%
   United Parcel Service, Cl B ....................         2,200    $   154,330
                                                                     -----------
   Total Auto & Transportation ....................                      154,330
                                                                     -----------
CONSUMER DISCRETIONARY -- 10.0%
CASINOS & GAMBLING -- 0.8%
   International Game Technology ..................         3,700        139,638
                                                                     -----------
EDUCATION SERVICES -- 0.6%
   Apollo Group, Cl A* ............................         1,300        118,144
                                                                     -----------
HOTEL/MOTEL -- 0.6%
   Starwood Hotels & Resorts Worldwide ............         2,800        111,412
                                                                     -----------
RENT & LEASING SERVICES - CONSUMER -- 0.7%
   Rent-A-Center* .................................         4,300        125,861
                                                                     -----------
RETAIL -- 6.7%
   Advance Auto Parts* ............................         2,700        116,505
   Bed Bath & Beyond* .............................         4,200        155,904
   Home Depot .....................................         3,400        119,646
   Lowe's .........................................         2,600        135,356
   Michaels Stores ................................         4,000        200,120
   Staples* .......................................         7,500        193,200
   Wal-Mart Stores ................................         5,300        302,100
                                                                     -----------
                                                                       1,222,831
                                                                     -----------
TEXTILES APPAREL MANUFACTURERS -- 0.6%
   Coach* .........................................         2,800        119,280
                                                                     -----------
   Total Consumer Discretionary ...................                    1,837,166
                                                                     -----------
CONSUMER STAPLES -- 5.0%
BEVERAGE - SOFT DRINKS -- 0.7%
   PepsiCo ........................................         2,500        136,225
                                                                     -----------
FOODS -- 2.7%
   Dean Foods* ....................................         3,400        114,172
   Kellogg ........................................         4,300        184,470
   Sysco ..........................................         5,100        195,075
                                                                     -----------
                                                                         493,717
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------    -----------
SOAP & HOUSEHOLD CHEMICALS -- 1.6%
   Procter & Gamble ...............................         2,700    $   285,525
                                                                     -----------
   Total Consumer Staples .........................                      915,467
                                                                     -----------
FINANCIAL SERVICES -- 12.6%
BANKS - NEW YORK CITY -- 1.0%
   JP Morgan Chase ................................         5,100        191,760
                                                                     -----------
BANKS - OUTSIDE NEW YORK CITY -- 1.6%
   SouthTrust .....................................         3,600        111,888
   Wachovia .......................................         3,800        173,850
                                                                     -----------
                                                                         285,738
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.5%
   American Express ...............................         3,700        181,115
   Citigroup ......................................         9,433        453,633
                                                                     -----------
                                                                         634,748
                                                                     -----------
FINANCE DATA PROCESS SERVICES -- 0.6%
   Automatic Data Processing ......................         2,500        109,525
                                                                     -----------
FINANCIAL MISCELLANEOUS -- 2.2%
   AMBAC Financial Group ..........................         3,000        207,000
   MBNA ...........................................         8,200        199,916
                                                                     -----------
                                                                         406,916
                                                                     -----------
INSURANCE - LIFE -- 1.3%
   Prudential Financial ...........................         5,300        232,882
                                                                     -----------
SECURITIES BROKERS & SERVICES -- 2.4%
   Countrywide Financial ..........................         2,349        139,296
   Legg Mason .....................................         1,800        165,708
   Lehman Brothers Holdings .......................         1,800        132,120
                                                                     -----------
                                                                         437,124
                                                                     -----------
   Total Financial Services .......................                    2,298,693
                                                                     -----------
HEALTH CARE -- 9.7%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 1.7%
   Amgen* .........................................         3,200        180,064
   Millennium Pharmaceuticals* ....................         8,300        124,417
                                                                     -----------
                                                                         304,481
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------    -----------
DRUGS & PHARMACEUTICALS -- 2.9%
   Pfizer .........................................         9,720    $   347,587
   Teva Pharmaceutical Industries ADR* ............         2,900        178,524
                                                                     -----------
                                                                         526,111
                                                                     -----------
ELECTRICAL - MEDICAL SYSTEMS -- 0.8%
   Varian Medical Systems* ........................         1,800        154,512
                                                                     -----------
HEALTH CARE MANAGEMENT SERVICES -- 0.7%
   UnitedHealth Group .............................         2,100        129,108
                                                                     -----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 3.6%
   Boston Scientific* .............................         3,400        140,046
   Gen-Probe* .....................................         3,000        100,020
   Stryker ........................................         2,000        197,860
   Zimmer Holdings* ...............................         2,700        215,595
                                                                     -----------
                                                                         653,521
                                                                     -----------
   Total Health Care ..............................                    1,767,733
                                                                     -----------
INTEGRATED OILS -- 3.4%
OIL - INTEGRATED DOMESTIC -- 1.0%
   Occidental Petroleum ...........................         3,900        184,080
                                                                     -----------
OIL - INTEGRATED INTERNATIONAL -- 2.4%
   Exxon Mobil ....................................        10,400        442,520
                                                                     -----------
   Total Integrated Oils ..........................                      626,600
                                                                     -----------
MATERIALS & PROCESSING -- 0.7%
CHEMICALS -- 0.7%
   Ecolab .........................................         4,300        128,140
                                                                     -----------
   Total Materials & Processing ...................                      128,140
                                                                     -----------
OTHER -- 4.2%
MULTI-SECTOR COMPANIES -- 4.2%
   3M .............................................         1,500        129,720
   Fortune Brands .................................         3,700        282,125
   General Electric ...............................        11,900        356,405
                                                                     -----------
                                                                         768,250
                                                                     -----------
   Total Other ....................................                      768,250
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------    -----------
OTHER ENERGY -- 0.9%
OIL - CRUDE PRODUCERS -- 0.9%
   Burlington Resources ...........................         2,500    $   168,175
                                                                     -----------
   Total Other Energy .............................                      168,175
                                                                     -----------
PRODUCER DURABLES -- 0.9%
PRODUCTION TECHNOLOGY EQUIPMENT -- 0.9%
   Applied Materials* .............................         9,100        165,893
                                                                     -----------
   Total Producer Durables ........................                      165,893
                                                                     -----------
TECHNOLOGY -- 10.0%
COMMUNICATIONS TECHNOLOGY -- 1.3%
   Cisco Systems* .................................        11,400        237,918
                                                                     -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 3.6%
   Adobe Systems ..................................         3,700        152,958
   Microsoft ......................................        12,600        327,222
   Symantec* ......................................         4,000        180,200
                                                                     -----------
                                                                         660,380
                                                                     -----------
COMPUTER TECHNOLOGY -- 1.3%
   Dell* ..........................................         3,400        118,014
   EMC* ...........................................        10,900        121,644
                                                                     -----------
                                                                         239,658
                                                                     -----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 3.8%
   Analog Devices .................................         3,100        132,060
   Intel ..........................................         9,800        252,154
   National Semiconductor* ........................         4,800        195,792
   Texas Instruments ..............................         4,800        120,480
                                                                     -----------
                                                                         700,486
                                                                     -----------
   Total Technology ...............................                    1,838,442
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $9,280,806) ...........................                   10,668,889
                                                                     -----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE BONDS -- 13.0%
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT        VALUE
                                                         --------    -----------
BASIC INDUSTRY -- 0.4%
ALUMINUM -- 0.1%
   Alcan
      5.200%, 01/15/14 ..............................    $ 25,000    $    24,847
                                                                     -----------
PAPER -- 0.3%
   Domtar
      5.375%, 12/01/13 ..............................      50,000         48,521
                                                                     -----------
   Total Basic Industry .............................                     73,368
                                                                     -----------
CABLE -- 0.3%
TELECOMMUNICATIONS -- 0.3%
   Cox Communications
      6.875%, 06/15/05 ..............................      50,000         52,487
                                                                     -----------
   Total Cable ......................................                     52,487
                                                                     -----------
CAPITAL GOODS -- 0.3%
AGRICULTURE FISHING & RANCHING -- 0.3%
   Bunge Finance Ltd. 144A
      4.375%, 12/15/08 ..............................      50,000         49,827
                                                                     -----------
   Total Capital Goods ..............................                     49,827
                                                                     -----------
COMMUNICATIONS -- 1.8%
COMMUNICATIONS & MEDIA -- 0.7%
   Clear Channel Communications
      4.900%, 05/15/15 ..............................      50,000         46,637
   Liberty Media
      3.500%, 09/25/06 ..............................      25,000         25,048
   Viacom
      5.625%, 08/15/12 ..............................      50,000         52,059
                                                                     -----------
                                                                         123,744
                                                                     -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 0.3%
   Sungard Data System 144A
      3.750%, 01/15/09 ..............................      50,000         48,798
                                                                     -----------
INDUSTRIAL BONDS -- 0.3%
   Time Warner
      6.875%, 05/01/12 ..............................      50,000         54,663
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT        VALUE
                                                         --------    -----------
TELECOMMUNICATIONS -- 0.5%
   Telecom Italia Capital 144A
      5.250%, 11/15/13 ..............................    $ 50,000    $    49,296
   Verizon New England, Ser C
      4.750%, 10/01/13 ..............................      50,000         47,551
                                                                     -----------
                                                                          96,847
                                                                     -----------
   Total Communications .............................                    324,052
                                                                     -----------
CONSUMER CYCLICAL -- 1.0%
AUTOMOBILES -- 0.3%
   Ford Motor
      7.450%, 07/16/31 ..............................      50,000         48,750
                                                                     -----------
CASINOS & GAMBLING -- 0.3%
   Harrah's Operating Company
      7.125%, 06/01/07 ..............................      50,000         55,171
                                                                     -----------
ENTERTAINMENT -- 0.1%
   Carnival 144A
      3.750%, 11/15/07 ..............................      25,000         24,924
                                                                     -----------
REAL ESTATE -- 0.3%
   EOP Operating
      6.500%, 06/15/04 ..............................      50,000         50,288
                                                                     -----------
   Total Consumer Cyclical ..........................                    179,133
                                                                     -----------
CONSUMER NON-CYCLICAL -- 1.2%
BEVERAGE - SOFT DRINKS -- 0.0%
   Bottling Group
      5.000%, 11/15/13 ..............................       7,000          6,937
                                                                     -----------
BUILDING - MISCELLANEOUS -- 0.3%
   Centex
      5.125%, 10/01/13 ..............................      50,000         47,821
                                                                     -----------
HEALTH CARE SERVICES -- 0.1%
   Healthcare Realty Trust
      5.125%, 04/01/14 ..............................      25,000         23,479
                                                                     -----------
MEDICAL SERVICES -- 0.5%
   HCA
      6.750%, 07/15/13 ..............................      50,000         51,406
   United Healthcare Group
      4.750%, 02/10/14 ..............................      50,000         48,179
                                                                     -----------
                                                                          99,585
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT        VALUE
                                                         --------    -----------
RETAIL -- 0.3%
   Kroger
      7.375%, 03/01/05 ..............................    $ 50,000    $    52,187
                                                                     -----------
   Total Consumer Non-Cyclical ......................                    230,009
                                                                     -----------
ENERGY -- 1.4%
ENERGY EQUIPMENT -- 0.5%
   Kinder Morgan Energy Partners
      5.000%, 12/15/13 ..............................      50,000         48,005
   XTO Energy
      4.900%, 02/01/14 ..............................      50,000         48,047
                                                                     -----------
                                                                          96,052
                                                                     -----------
OIL - INTEGRATED DOMESTIC -- 0.6%
   Norsk Hydro
      6.360%, 01/15/09 ..............................      50,000         54,563
   Pemex
      7.375%, 12/15/14 ..............................      50,000         52,250
                                                                     -----------
                                                                         106,813
                                                                     -----------
SERVICES - COMMERCIAL -- 0.3%
   Waste Management
      5.000%, 03/15/14 ..............................      50,000         48,075
                                                                     -----------
   Total Energy .....................................                    250,940
                                                                     -----------
FINANCIAL INSTITUTIONS -- 4.7%
FINANCE BONDS -- 3.8%
   Bear Stearns Company
      5.700%, 11/15/14 ..............................      50,000         50,881
   Bershire Hathaway 144A
      4.625%, 10/15/13 ..............................      50,000         48,424
   Capital One Bank
      6.500%, 06/13/13 ..............................      50,000         52,151
   CIT Group
      5.000%, 02/13/14 ..............................      75,000         71,638
   Countrywide Home Loan MTN, Ser L
      4.000%, 03/22/11 ..............................      50,000         47,191
   Goldman Sachs Capital
      6.345%, 02/15/34 ..............................      75,000         71,688

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT        VALUE
                                                         --------    -----------
FINANCE BONDS -- CONTINUED
   Household Finance
      6.375%, 10/15/11 ..............................    $ 50,000    $    54,249
   International Lease Finance
      4.350%, 09/15/08 ..............................      50,000         50,485
   JP Morgan Chase
      3.500%, 03/15/09 ..............................      75,000         72,546
   Liberty Mutual Group 144A
      5.750%, 03/15/14 ..............................      50,000         48,914
   Morgan Stanley
      4.750%, 04/01/14 ..............................      50,000         46,715
   Odyssey Re Holdings
      7.650%, 11/01/13 ..............................      25,000         26,866
   SLM MTN, Ser A
      5.000%, 10/01/13 ..............................      50,000         48,924
                                                                     -----------
                                                                         690,672
                                                                     -----------
FINANCE COMPANIES -- 0.4%
   Textron Financial
      7.125%, 12/09/04 ..............................      75,000         77,278
                                                                     -----------
INSURANCE - LIFE -- 0.2%
   Metlife
      5.000%, 11/24/13 ..............................      50,000         49,237
                                                                     -----------
INSURANCE - PROPERTY CASUALTY -- 0.3%
   Progressive
      6.375%, 01/15/12 ..............................      50,000         54,466
                                                                     -----------
   Total Financial Institutions .....................                    871,653
                                                                     -----------
TRANSPORTATION -- 0.9%
AIR TRANSPORT -- 0.1%
   America West Airlines, Ser C
      6.860%, 07/02/04 ..............................      12,809         11,985
   American Trans Air 144A
      7.460%, 07/15/04 ..............................       8,442          5,179
   Continental Airlines, Ser 00-1
      8.499%, 05/01/11 ..............................         100             87
                                                                     -----------
                                                                          17,251
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   -----------
AUTOMOBILES -- 0.3%
   American Honda Finance 144A
      3.850%, 11/06/08 .............................    $   50,000   $    49,703
                                                                     -----------
TRANSPORTATION MISCELLANEOUS -- 0.5%
   CSX
      2.750%, 02/15/06 .............................        50,000        49,846
   Fedex 144A
      2.650%, 04/01/07 .............................        50,000        48,899
                                                                     -----------
                                                                          98,745
                                                                     -----------
   Total Transportation ............................                     165,699
                                                                     -----------
UTILITY -- 1.0%
DIVERSIFIED MANUFACTURING -- 0.3%
   General Electric
      5.000%, 02/01/13 .............................        50,000        49,713
                                                                     -----------
ELECTRICAL & ELECTRONICS -- 0.2%
   Consolidated Edison of New York
      3.850%, 06/15/13 .............................        50,000        45,828
                                                                     -----------
ELECTRICAL - MAJOR COMPANY -- 0.5%
   Pacific Gas & Electric
      4.800%, 03/01/14 .............................        50,000        47,839
   PSEG Power
      3.750%, 04/01/09 .............................        50,000        48,334
                                                                     -----------
                                                                          96,173
                                                                     -----------
   Total Utility ...................................                     191,714
                                                                     -----------
   TOTAL CORPORATE BONDS
      (Cost $2,441,486) ............................                   2,388,882
                                                                     -----------
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE PASS-THROUGHS -- 10.9%
--------------------------------------------------------------------------------
MORTGAGE FINANCE -- 10.9%
   Federal Home Loan Mortgage
      4.500%, 01/01/19 .............................        73,665        72,672
   Federal National Mortgage Association
      6.000%, 05/01/16 .............................        64,084        66,887
      6.000%, 01/01/34 .............................        94,387        96,600
      5.500%, 09/01/33 .............................       117,416       117,233
      5.500%, 12/01/33 .............................       233,114       232,732

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE PASS-THROUGHS -- CONTINUED
--------------------------------------------------------------------------------

                                                                             FACE
                                                                            AMOUNT           VALUE
                                                                          ----------      -----------
     5.000%, 05/01/18 ..............................................      $  200,211      $   201,621
     5.000%, 05/01/34 ..............................................         225,000          218,162
     5.000%, 05/01/34 ..............................................          75,000           72,721
     4.264%, 05/01/33 ..............................................          98,620           99,081
     4.002%, 08/01/33 (a) ..........................................         186,116          184,772
     4.000%, 09/01/18 ..............................................          72,276           69,615
     3.882%, 09/01/33 (a) ..........................................          70,857           70,334
  Federal National Mortgage Association TBA
     6.000%, 10/15/33 ..............................................         125,000          127,851
  Government National Mortgage Association
     6.000%, 02/15/32 ..............................................          88,032           90,317
     5.500%, 08/15/33 ..............................................         121,568          121,725
  Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1
     4.106%, 04/25/34 ..............................................         145,961          145,733
                                                                                          -----------
  ToTAL U.S. GOVERNMENT MORTGAGE PASS-THROUGHS
     (Cost $2,009,194) .............................................                        1,988,056
                                                                                          -----------
-----------------------------------------------------------------------------------------------------
U.S. TREASURY/AGENCY OBLIGATIONS -- 8.6%
-----------------------------------------------------------------------------------------------------
  Federal Home Loan Bank
     2.000%, 02/13/06 ..............................................          25,000           24,870
  Federal Home Loan Mortgage
     2.875%, 12/15/06 ..............................................         300,000          300,065
  Federal National Mortgage Association
     4.500%, 08/01/33 ..............................................         171,677          161,308
     3.066%, 02/17/09 (a) ..........................................         100,000           99,026
  U.S. Treasury Bond
     5.250%, 11/15/28 ..............................................         175,000          171,971
  U.S. Treasury Notes
     5.875%, 11/15/04 ..............................................         600,000          614,695
     4.875%, 02/15/12 ..............................................         125,000          129,951
     4.250%, 08/15/13 ..............................................          25,000           24,582
     4.250%, 11/15/13 ..............................................          25,000           24,526
     3.000%, 02/15/08 ..............................................          25,000           24,821
                                                                                          -----------
  TOTAL U.S. TREASURY/AGENCY OBLIGATIONS
     (Cost $1,589,333) .............................................                        1,575,815
                                                                                          -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 4.3%
--------------------------------------------------------------------------------

                                                                                  FACE
                                                                                 AMOUNT           VALUE
                                                                              -----------      -----------
   ABFS Mortgage Loan Trust, Ser 2002-4, Cl A2
      4.398%, 12/15/33 .................................................      $    63,343      $    64,253
   Chase Funding Mortgage Loan, Ser 2004-1, Cl 1A3
      2.983%, 04/25/26 .................................................           50,000           49,208
   Comed Transitional Funding Trust, Ser 1998-1, Cl A5
      5.440%, 03/25/07 .................................................           85,174           86,982
   Federal Home Loan Mortgage, Ser 2567, Cl PA
      5.500%, 08/15/10 .................................................           31,936           32,185
   Federal National Mortgage Association, Ser 2003 W-18, Cl 1A1
      3.459%, 08/25/43 .................................................           70,266           70,757
   Federal National Mortgage Association, Ser 2003-8, Cl OA
      4.500%, 02/25/16 .................................................           45,811           46,671
   GMAC Mortgage Corporation Loan Trust, Ser 2003-AR2, Cl A5
      4.389%, 12/19/33 (a) .............................................           75,000           72,492
   Nissan Auto Receivables Owner Trust, Ser 2003-C, Cl A2
      1.620%, 04/17/06 .................................................           75,000           75,046
   Oncor Electric, Ser 2003-1, Cl A3
      4.950%, 02/15/15 .................................................           75,000           76,109
   Provident Bank Home Equity Loan Trust, Ser 1997-1, Cl A1
      7.180%, 04/25/13 .................................................           52,083           52,248
   Washington Mutual, Ser 2003-AR7, Cl A5
      3.066%, 08/25/33 .................................................           75,000           72,488
   Washington Mutual, Ser 2004-AR4, Cl A6
      3.813%, 05/01/34 .................................................          100,000           97,247
                                                                                               -----------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $799,080) ..................................................                           795,686
                                                                                               -----------
----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.2%
----------------------------------------------------------------------------------------------------------
                                                                                SHARES
                                                                              -----------
MONEY MARKETS -- 6.2%
   HighMark Diversified Money Market, Fiduciary Shares .................          735,299          735,299
   HighMark Government Money Market, Fiduciary Shares ..................          408,572          408,572
                                                                                               -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $1,143,871) ................................................                         1,143,871
                                                                                               -----------
   TOTAL INVESTMENTS -- 101.3%
      (Cost $17,263,770) ...............................................                        18,561,199
                                                                                               -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH STRATEGIC
                                                      BALANCED PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------



                                                                       VALUE
                                                                   ------------

OTHER ASSETS AND LIABILITIES -- (1.3)%
   Investment Advisory Fees Payable ...........................     $    (9,081)
   Administrative Fees Payable ................................          (3,445)
   Trustees' Fees Payable .....................................          (1,595)
   Other Assets and Liabilities, Net ..........................        (230,432)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES .........................        (244,553)
                                                                    -----------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ............................................      22,549,221
   Undistributed Net Investment Income ........................          18,399
   Accumulated Net Realized Loss on Investments ...............      (5,548,403)
   Net Unrealized Appreciation on Investments .................       1,297,429
                                                                    -----------
   Total Net Assets -- 100.0% .................................     $18,316,646
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) ................      2,057,679
   NET ASSET VALUE, Offering and Redemption Price Per Share ...           $8.90
                                                                          =====

   *  NON-INCOME PRODUCING SECURITY
 ADR  AMERICAN DEPOSITARY RECEIPT
  CL  CLASS
 MTN  MEDIUM TERM NOTE
 SER  SERIES
TBA SECURITIES TRADED UNDER DELAYED COMMITMENTS SETTLING AFTER APRIL 30, 2004. INCOME ON THESE SECURITIES WILL NOT BE EARNED UNTIL SETTLE DATE.
144A SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONS. AT APRIL 30, 2004, THESE SECURITIES AMOUNTED TO A VALUE OF $373,964 REPRESENTING 2.0% OF NET ASSETS.
(a) VARIABLE RATE SECURITY; INTEREST RATE SHOWN REFLECTS THE RATE IN EFFECT AS OF APRIL 30, 2004.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
U.S. GOVERNMENT MORTGAGE PASS-THROUGHS -- 30.9%
--------------------------------------------------------------------------------

                                                                     FACE
                                                                    AMOUNT             VALUE
                                                                 -----------       -----------
   Federal Home Loan Mortgage
      4.500%, 01/01/19 ......................................... $   982,202       $   968,956
   Federal Home Loan Mortgage Gold
      6.500%, 01/01/11 .........................................     124,103           131,664
   Federal National Mortgage Association
      6.500%, 05/01/09 .........................................      27,079            28,780
      6.000%, 05/01/16 .........................................     540,828           564,489
      6.000%, 01/01/34 .........................................     924,921           946,605
      5.500%, 09/01/33 .........................................   1,408,987         1,406,799
      5.500%, 12/01/33 .........................................   1,585,172         1,582,571
      5.000%, 05/01/18 .........................................     422,668           425,645
      5.000%, 05/01/34 .........................................   1,800,000         1,745,297
      5.000%, 05/01/34 .........................................     675,000           654,486
      4.264%, 05/01/33 .........................................   1,113,372         1,118,575
      4.002%, 08/01/33 (a) .....................................   1,861,157         1,847,717
      4.000%, 09/01/18 .........................................     626,386           603,322
      3.882%, 09/01/33 (a) .....................................     801,139           795,218
   Federal National Mortgage Association Gold
      6.000%, 12/01/17 .........................................     244,870           252,750
   Federal National Mortgage Association TBA
      6.000%, 10/15/33 .........................................   1,350,000         1,380,796
   Government National Mortgage Association
      6.500%, 10/15/31 .........................................   1,043,816         1,090,581
      6.000%, 02/15/32 .........................................     244,532           250,880
      5.500%, 08/15/33 .........................................   1,410,197         1,412,019
   Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1
      4.106%, 04/25/34 .........................................     827,113           825,821
                                                                                   -----------
   TOTAL U.S. GOVERNMENT MORTGAGE PASS-THROUGHS
      (Cost $18,169,767) .......................................                    18,032,971
                                                                                   -----------
----------------------------------------------------------------------------------------------
CORPORATE BONDS -- 28.9
----------------------------------------------------------------------------------------------
AUTOPARTS -- 0.4%
   United Rentals 144A
      7.000%, 02/15/14 .........................................     250,000           232,500
                                                                                   -----------
   Total Autoparts .............................................                       232,500
                                                                                   -----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ----------    -----------
CABLE -- 0.9%
TELECOMMUNICATIONS -- 0.9%
   Cox Communications
      7.500%, 08/15/04 ............................    $  500,000    $   508,020
                                                                     -----------
   Total Cable ....................................                      508,020
                                                                     -----------
CAPITAL GOODS -- 0.6%
FINANCE BONDS -- 0.6%
   John Deere Capital
      7.000%, 03/15/12 ............................       325,000        367,896
                                                                     -----------
   Total Capital Goods ............................                      367,896
                                                                     -----------
COMMUNICATIONS -- 5.7%
CABLE TELEVISION SERVICES -- 0.9%
   Comcast
      6.500%, 01/15/15 ............................       500,000        527,100
                                                                     -----------
COMMUNICATIONS & MEDIA -- 2.1%
   Clear Channel Communications
      4.900%, 05/15/15 ............................       250,000        233,185
   Liberty Media
      3.500%, 09/25/06 ............................       350,000        350,676
   Univision Communications
      7.850%, 07/15/11 ............................       225,000        262,164
   Viacom
      5.625%, 08/15/12 ............................       350,000        364,410
                                                                     -----------
                                                                       1,210,435
                                                                     -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 0.6%
   Sungard Data System 144A
      3.750%, 01/15/09 ............................       350,000        341,588
                                                                     -----------
INDUSTRIAL BONDS -- 0.7%
   Time Warner
      6.875%, 05/01/12 ............................       400,000        437,304
                                                                     -----------
TELECOMMUNICATIONS -- 1.4%
   Telecom Italia Capital 144A
      5.250%, 11/15/13 ............................       350,000        345,074
   Verizon New England, Ser C
      4.750%, 10/01/13 ............................       475,000        451,733
                                                                     -----------
                                                                         796,807
                                                                     -----------
   Total Communications ...........................                    3,313,234
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ----------    -----------
CONSUMER CYCLICAL -- 1.6%
AUTOMOBILES -- 0.7%
   Ford Motor
      7.450%, 07/16/31 ............................    $  450,000    $   438,750
                                                                     -----------
CASINOS & GAMBLING -- 0.6%
   Harrah's Operating Company
      7.125%, 06/01/07 ............................       300,000        331,028
                                                                     -----------
ENTERTAINMENT -- 0.3%
   Carnival 144A
      3.750%, 11/15/07 ............................       175,000        174,466
                                                                     -----------
   Total Consumer Cyclical ........................                      944,244
                                                                     -----------
CONSUMER NON-CYCLICAL -- 3.5%
BUILDING - MISCELLANEOUS -- 0.6%
   Centex
      5.125%, 10/01/13 ............................       350,000        334,748
                                                                     -----------
FOODS -- 0.4%
   General Mills
      2.625%, 10/24/06 ............................       250,000        246,252
                                                                     -----------
HEALTH CARE SERVICES -- 0.5%
   Healthcare Realty Trust
      5.125%, 04/01/14 ............................       300,000        281,743
                                                                     -----------
MEDICAL SERVICES -- 1.3%
   HCA
      6.750%, 07/15/13 ............................       275,000        282,731
   United Healthcare Group
      4.750%, 02/10/14 ............................       525,000        505,882
                                                                     -----------
                                                                         788,613
                                                                     -----------
RETAIL -- 0.7%
   Kroger
      7.375%, 03/01/05 ............................       400,000        417,500
                                                                     -----------
   Total Consumer Non-Cyclical ....................                    2,068,856
                                                                     -----------
ENERGY -- 5.0%
ENERGY MISCELLANEOUS -- 0.9%
   Ocean Energy
      4.375%, 10/01/07 ............................       500,000        510,829
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ----------    -----------
ENERGY EQUIPMENT -- 1.3%
   Kinder Morgan Energy Partners
      5.000%, 12/15/13 ............................    $  300,000    $   288,029
   XTO Energy
      4.900%, 02/01/14 ............................       500,000        480,477
                                                                     -----------
                                                                         768,506
                                                                     -----------
OIL - INTEGRATED DOMESTIC -- 1.5%
   Norsk Hydro
      6.360%, 01/15/09 ............................       350,000        381,937
   Pemex
      7.375%, 12/15/14 ............................       500,000        522,500
                                                                     -----------
                                                                         904,437
                                                                     -----------
OIL - INTEGRATED INTERNATIONAL -- 0.8%
   National Fuel Gas MTN, Ser D
      6.820%, 08/01/04 ............................       455,000        460,688
                                                                     -----------
SERVICES - COMMERCIAL -- 0.5%
   Waste Management
      5.000%, 03/15/14 ............................       275,000        264,413
                                                                     -----------
      Total Energy ................................                    2,908,873
                                                                     -----------
FINANCIAL INSTITUTIONS -- 6.8%
FINANCE BONDS -- 4.3%
   CIT Group
      5.000%, 02/13/14 ............................       400,000        382,071
   Countrywide Home Loan MTN, Ser L
      4.000%, 03/22/11 ............................       375,000        353,934
   Goldman Sachs Capital
      6.345%, 02/15/34 ............................       350,000        334,543
   Household Finance
      6.375%, 10/15/11 ............................       275,000        298,372
      6.375%, 11/27/12 ............................       200,000        215,367
   International Lease Finance
      4.350%, 09/15/08 ............................       375,000        378,636
   Liberty Mutual Group 144A
      5.750%, 03/15/14 ............................       350,000        342,400
   Odyssey Re Holdings
      7.650%, 11/01/13 ............................       175,000        188,059
                                                                     -----------
                                                                       2,493,382
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ----------    -----------
FINANCE COMPANIES -- 1.2%
   Textron Financial
      7.125%, 12/09/04 ............................    $  700,000    $   721,264
                                                                     -----------
INSURANCE - LIFE -- 0.6%
   Metlife
      5.000%, 11/24/13 ............................       375,000        369,279
                                                                     -----------
INSURANCE - PROPERTY CASUALTY -- 0.7%
   Progressive
      6.375%, 01/15/12 ............................       350,000        381,259
                                                                     -----------
   Total Financial Institutions ...................                    3,965,184
                                                                     -----------
TRANSPORTATION -- 1.0%
AIR TRANSPORT -- 0.1%
   America West Airlines, Ser C
      6.860%, 07/02/04 ............................        49,889         46,679
   American Trans Air 144A
      7.460%, 07/15/04 ............................        10,011          6,143
                                                                     -----------
                                                                          52,822
                                                                     -----------
AUTOMOBILES -- 0.2%
   American Honda Finance 144A
      3.850%, 11/06/08 ............................       125,000        124,258
                                                                     -----------
TRANSPORTATION MISCELLANEOUS -- 0.7%
   Fedex 144A
      2.650%, 04/01/07 ............................       400,000        391,188
                                                                     -----------
      Total Transportation ........................                      568,268
                                                                     -----------
UTILITY -- 3.4%
DIVERSIFIED MANUFACTURING -- 0.7%
   General Electric
      5.000%, 02/01/13 ............................       400,000        397,705
                                                                     -----------
ELECTRICAL & ELECTRONICS -- 0.9%
   Dominion Resources
      2.800%, 02/15/05 ............................       550,000        553,867
                                                                     -----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                                         FACE
                                                                        AMOUNT          VALUE
                                                                     -----------     -----------
ELECTRICAL - MAJOR COMPANY -- 1.8%
   Pacific Gas & Electric
      4.800%, 03/01/14 ............................................. $   500,000     $   478,391
   PSEG Power
      3.750%, 04/01/09 .............................................     575,000         555,843
                                                                                     -----------
                                                                                       1,034,234
                                                                                     -----------
      Total Utility ................................................                   1,985,806
                                                                                     -----------
   TOTAL CORPORATE BONDS
      (Cost $17,075,901) ...........................................                  16,862,881
                                                                                     -----------
------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 16.7%
------------------------------------------------------------------------------------------------
   ABFS Mortgage Loan Trust, Ser 2002-4, Cl A2
      4.398%, 12/15/33 .............................................     633,433         642,525
   Chase Funding Mortgage Loan, Ser 2004-1, Cl 1A3
      2.983%, 04/25/26 .............................................     600,000         590,496
   Comed Transitional Funding Trust, Ser 1998-1, Cl A5
      5.440%, 03/25/07 .............................................     738,174         753,846
   Countrywide Home Loans, Ser 1997-4, Cl A
      8.000%, 08/25/27 .............................................     421,752         425,143
   CS First Boston Mortgage Securities, Ser 2001-26 Cl 2a4
      6.000%, 11/25/31 .............................................      45,952          45,971
   Federal Home Loan Mortgage, Ser 2461, Cl VD
      6.500%, 04/15/18 .............................................     275,000         298,155
   Federal Home Loan Mortgage, Ser 2567, Cl PA
      5.500%, 08/15/10 .............................................     319,358         321,851
   Federal National Mortgage Association, Ser 2002-12, Cl PD
      6.000%, 10/25/14 .............................................   1,103,464       1,115,789
   Federal National Mortgage Association, Ser 2003 W-18, Cl 1A1
      3.459%, 08/25/43 .............................................     790,492         796,013
   Federal National Mortgage Association, Ser 2003-8, Cl OA
      4.500%, 02/25/16 .............................................     442,073         450,374
   GMAC Mortgage Corporation Loan Trust, Ser 2003-AR2, Cl A5
      4.389%, 12/19/33 (a) .........................................     850,000         821,579
   Government National Mortgage Association, Ser 2000-14, Cl CD
      7.500%, 07/16/29 .............................................     503,384         520,413
   Nissan Auto Receivables Owner Trust, Ser 2003-C, Cl A2
      1.620%, 04/17/06 .............................................     600,000         600,366
   Oncor Electric, Ser 2003-1, Cl A3
      4.950%, 02/15/15 .............................................     725,000         735,724

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- CONTINUED
--------------------------------------------------------------------------------

                                                                       FACE
                                                                      AMOUNT          VALUE
                                                                    ----------     -----------
   Provident Bank Home Equity Loan Trust, Ser 1997-1, Cl A1
      7.180%, 04/25/13 ...........................................  $   57,792      $    57,975
   Washington Mutual, Ser 2003-AR7, Cl A5
      3.066%, 08/25/33 ...........................................     750,000          724,879
   Washington Mutual, Ser 2004-AR4, Cl A6
      3.813%, 05/01/34 ...........................................     827,000          804,233
                                                                                    -----------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $9,727,969) ..........................................                    9,705,332
                                                                                    -----------
-----------------------------------------------------------------------------------------------
U.S. TREASURY/AGENCY OBLIGATIONS -- 11.8%
-----------------------------------------------------------------------------------------------
   Federal National Mortgage Association
      4.500%, 08/01/33 ...........................................     843,587          792,637
      4.125%, 04/15/14 ...........................................   1,175,000        1,093,020
      3.066%, 02/17/09 (a) .......................................   1,425,000        1,411,121
   U.S. Treasury Bond
      5.250%, 11/15/28 ...........................................   2,000,000        1,965,380
   U.S. Treasury Notes
      5.875%, 11/15/04 ...........................................     200,000          204,899
      4.875%, 02/15/12 ...........................................     700,000          727,726
   U.S. Treasury STRIPS
      0.000%, 05/15/12 ...........................................   1,000,000          697,780
                                                                                    -----------
   TOTAL U.S. TREASURY/AGENCY OBLIGATIONS
      (Cost $6,938,309) ..........................................                    6,892,563
                                                                                    -----------
-----------------------------------------------------------------------------------------------
HIGH YIELD CORPORATE BONDS -- 7.1%
-----------------------------------------------------------------------------------------------
AEROSPACE -- 0.4%
   L-3 Communications
      7.625%, 06/15/12 ...........................................     100,000          107,750
   Vought Aircraft 144A
      8.000%, 07/15/11 ...........................................     150,000          152,250
                                                                                    -----------
                                                                                        260,000
                                                                                    -----------
AUTO TRUCK & PARTS -- 0.2%
   Dana
      10.125%, 03/15/10 ..........................................     100,000          114,500
                                                                                    -----------
CABLE TELEVISION SERVICES -- 0.3%
   Echostar
      9.125%, 01/15/09 ...........................................      65,000           72,800
   Videotron Ltee
      6.875%, 01/15/14 ...........................................     100,000          101,000
                                                                                    -----------
                                                                                        173,800
                                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HIGH YIELD CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ----------    -----------
CASINOS & GAMBLING -- 0.6%
   Mandalay Resort Group
      6.375%, 12/15/11 ............................    $  100,000    $   102,500
   MGM Mirage
      6.000%, 10/01/09 ............................       150,000        151,875
   Station Casinos 144A
      6.500%, 02/01/14 ............................       100,000         98,500
                                                                     -----------
                                                                         352,875
                                                                     -----------
CHEMICALS -- 0.2%
   United Industries, Ser D
      9.875%, 04/01/09 ............................       100,000        104,938
                                                                     -----------
COAL -- 0.2%
   Peabody Energy, Ser B
      6.875%, 03/15/13 ............................       100,000        104,000
                                                                     -----------
ENERGY -- 0.6%
   Evergreen Resources 144A
      5.875%, 03/15/12 ............................       100,000         99,000
   Exco Resources  144A
      7.250%, 01/15/11 ............................       250,000        252,500
                                                                     -----------
                                                                         351,500
                                                                     -----------
ENTERTAINMENT -- 0.9%
   Royal Caribbean Cruises
      8.000%, 05/15/10 ............................       150,000        163,500
   Six Flags 144A
      9.625%, 06/01/14 ............................       250,000        261,875
   Speedway Motorsports
      6.750%, 06/01/13 ............................       100,000        104,000
                                                                     -----------
                                                                         529,375
                                                                     -----------
HEALTH CARE MANAGEMENT SERVICES -- 0.2%
   Fisher Scientific International
      8.125%, 05/01/12 ............................        87,000         94,395
                                                                     -----------
HOME FURNISHINGS -- 0.2%
   Rent-A-Center, Ser B
      7.500%, 05/01/10 ............................       100,000        104,000
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HIGH YIELD CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ----------    -----------

INDUSTRIAL PRODUCTS -- 0.2%
   Airgas 144A
      6.250%, 07/15/14 ............................    $  100,000    $   100,250
                                                                     -----------
MACHINERY - INDUSTRIAL/SPECIALTY -- 0.3%
   Westinghouse Air Brake
      6.875%, 07/31/13 ............................       150,000        155,625
                                                                     -----------
METAL & MINERALS MISCELLANEOUS -- 0.2%
   Ball
      6.875%, 12/15/12 ............................       100,000        105,500
                                                                     -----------
PUBLISHING - MISCELLANEOUS -- 0.5%
   CBD Media/CBD Finance
      8.625%, 06/01/11 ............................       100,000        106,750
   Morris Publishing 144A
      7.000%, 08/01/13 ............................       100,000        100,500
   Reader's Digest 144A
      6.500%, 03/01/11 ............................       100,000        101,000
                                                                     -----------
                                                                         308,250
                                                                     -----------
RESTAURANTS -- 0.2%
   Friendly Ice Cream 144A
      8.375%, 06/15/12 ............................       100,000        102,250
                                                                     -----------
RETAIL -- 0.3%
   CSK Auto 144A
      7.000%, 01/15/14 ............................       100,000         98,500
   General Nutrition 144A
      8.500%, 12/01/10 ............................       100,000        104,500
                                                                     -----------
                                                                         203,000
                                                                     -----------
SERVICES - COMMERCIAL -- 0.5%
   Allied Waste North America, Ser B
      8.875%, 04/01/08 ............................       100,000        111,000
   Corrections Corp of America
      7.500%, 05/01/11 ............................       100,000        104,750
   Iron Mountain
      7.750%, 01/15/15 ............................       100,000        102,500
                                                                     -----------
                                                                         318,250
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HIGH YIELD CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                            FACE
                                                           AMOUNT       VALUE
                                                         ----------  -----------
TELECOMMUNICATIONS -- 0.6%
   Cincinnati Bell
      8.375%, 01/15/14 ...............................   $  100,000  $    94,500
   Nextel Communications
      7.375%, 08/01/15 ...............................      250,000      259,687
                                                                     -----------
                                                                         354,187
                                                                     -----------
UTILITY BONDS -- 0.5%
   NRG Energy 144A
      8.000%, 12/15/13 ...............................      150,000      151,125
   Sierra Pacific 144A
      8.625%, 03/15/14 ...............................      150,000      151,500
                                                                     -----------
                                                                         302,625
                                                                     -----------
   TOTAL HIGH YIELD CORPORATE BONDS
      (Cost $4,065,239) ..............................                 4,139,320
                                                                     -----------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.2%
--------------------------------------------------------------------------------

                                                           SHARES
                                                          ---------
MONEY MARKETS -- 7.2%
   HighMark Diversified Money Market, Fiduciary Shares    2,327,523    2,327,523
   HighMark Government Money Market, Fiduciary Shares     1,844,433    1,844,433
                                                                     -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $4,171,956) ..............................                 4,171,956
                                                                     -----------
   TOTAL INVESTMENTS -- 102.6%
      (Cost $60,149,141) .............................                59,805,023
                                                                     -----------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH BOND
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (2.6)%
   Investment Advisory Fees Payable ...........................     $    (8,948)
   Administration Fees Payable ................................         (10,805)
   Trustees' Fees Payable .....................................          (2,959)
   Other Assets and Liabilities, Net ..........................      (1,513,857)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES .........................      (1,536,569)
                                                                    -----------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ............................................      62,342,668
   Undistributed Net Investment Income ........................         201,361
   Accumulated Net Realized Loss on Investments ...............      (3,931,457)
   Net Unrealized Depreciation on Investments .................        (344,118)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% .................................     $58,268,454
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ...............       6,064,646
   NET ASSET VALUE, Offering and Redemption Price Per Share ...           $9.61
                                                                          =====

    CL  CLASS
   MTN  MEDIUM TERM NOTE
   SER  SERIES
STRIPS  SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
  TBA SECURITIES TRADED UNDER DELAYED COMMITMENTS SETTLING AFTER APRIL 30, 2004. INCOME ON THESE SECURITIES WILL NOT BE EARNED UNTIL SETTLE DATE.
  144A SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONS. AT APRIL 30, 2004, THESE SECURITIES AMOUNTED TO A VALUE OF $3,478,867 REPRESENTING 6.0% OF NET ASSETS.
   (a) VARIABLE OR STEP COUPON SECURITY; INTEREST RATE SHOWN REFLECTS THE RATE IN EFFECT AS OF APRIL 30, 2004.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       SIRACH PORTFOLIOS FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                          SIRACH                                        SIRACH
                                          SPECIAL         SIRACH         SIRACH        STRATEGIC         SIRACH
                                          EQUITY          EQUITY         GROWTH         BALANCED          BOND
                                         PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO
                                       ------------   ------------    ------------    ------------    ------------
INVESTMENT INCOME
Dividends ...........................  $    173,976       $146,003       $  82,223        $ 61,662      $   13,322
Interest ............................        13,059          4,038           1,041         134,309       1,395,974
Securities Lending ..................       155,311             --              --              --              --
Less: Foreign Taxes Withheld ........          (926)        (1,664)           (593)           (515)             --
                                       ------------       --------       ---------        --------      ----------
   TOTAL INCOME .....................       341,420        148,377          82,671         195,456       1,409,296
                                       ------------       --------       ---------        --------      ----------
EXPENSES
Investment Advisory Fees ............       383,980        123,820          47,860          60,377         115,259
Administration Fees .................       110,467         38,632          14,767          18,824          66,397
Trustees' Fees ......................         7,995          1,495             894             993           4,540
Transfer Agent Fees .................        27,587         16,881          13,497          13,682          22,982
Shareholder Servicing Fees ..........        15,937         20,680           2,979             875          34,099
Registration and Filing Fees ........         8,629          7,387           7,392           6,503           8,000
Audit Fees ..........................         7,675          7,378           7,480           7,730           7,730
Printing Fees .......................         7,480          6,982           4,110           4,277           6,980
Legal Fees ..........................         6,981          5,485           3,555           4,485           6,483
Custodian Fees ......................         4,950          1,602             730           1,726           3,422
Other Expenses ......................         2,634          1,490             965           5,227          12,429
                                       ------------       --------       ---------        --------      ----------
   TOTAL EXPENSES ...................       584,315        231,832         104,229         124,699         288,321
                                       ------------       --------       ---------        --------      ----------
Less:
Waiver of Investment
   Advisory Fees ....................            --             --              --              --         (41,354)
Directed Brokerage -- Note 4 ........       (13,822)        (4,911)         (3,271)         (2,442)             --
                                       ------------       --------       ---------        --------      ----------
   NET EXPENSES .....................       570,493        226,921         100,958         122,257         246,967
                                       ------------       --------       ---------        --------      ----------
NET INVESTMENT INCOME (LOSS) ........      (229,073)       (78,544)        (18,287)         73,199       1,162,329
                                       ------------       --------       ---------        --------      ----------
NET REALIZED GAIN
   ON INVESTMENTS ...................    16,917,900        253,695         998,212          89,797         832,636
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)
   ON INVESTMENTS ...................   (14,701,071)        87,665        (343,592)        235,867        (904,743)
                                       ------------       --------       ---------        --------      ----------
NET GAIN (LOSS)
   ON INVESTMENTS ...................     2,216,829        341,360         654,620         325,664         (72,107)
                                       ------------       --------       ---------        --------      ----------
NET INCREASE IN
   NET ASSETS RESULTING FROM
   OPERATIONS .......................  $  1,987,756       $262,816       $ 636,333        $398,863      $1,090,222
                                       ============       ========       =========        ========      ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS            YEAR
                                                                        ENDED              ENDED
                                                                   APRIL 30, 2004       OCTOBER 31,
                                                                     (UNAUDITED)            2003
                                                                   --------------      -------------
OPERATIONS:
   Net Investment Loss ...........................................  $   (229,073)      $   (541,065)
   Net Realized Gain on Investments ..............................    16,917,900            729,413
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ..............................................   (14,701,071)        30,349,760
                                                                    ------------       ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ...................................     1,987,756         30,538,108
                                                                    ------------       ------------
CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Issued ........................................................     6,432,712         13,730,351
   Redeemed ......................................................   (43,561,640)       (24,806,893)
                                                                    ------------       ------------
   Net Decrease in Net Assets from Capital Share Transactions ....   (37,128,928)       (11,076,542)
                                                                    ------------       ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .......................   (35,141,172)        19,461,566

NET ASSETS:
   Beginning of Period ...........................................   121,085,129        101,623,563
                                                                    ------------       ------------
   End of Period (Including Accumulated Net Investment
     Loss of $(229,073) and $0, respectively) ....................  $ 85,943,957       $121,085,129
                                                                    ============       ============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH EQUITY
                                                                   PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 SIX MONTHS              YEAR
                                                                    ENDED               ENDED
                                                               APRIL 30, 2004        OCTOBER 31,
                                                                 (UNAUDITED)             2003
                                                               --------------       ------------
OPERATIONS:
   Net Investment Loss .......................................   $   (78,544)        $   (61,507)
   Net Realized Gain (Loss) on Investments ...................       253,695          (2,237,150)
   Net Change in Unrealized Appreciation
     on Investments ..........................................        87,665           6,385,661
                                                                 -----------         -----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ...............................       262,816           4,087,004
                                                                 -----------         -----------
CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Issued ....................................................     2,685,196           8,677,730
   Redeemed ..................................................    (1,776,803)         (7,695,813)
                                                                 -----------         -----------
   Net Increase in Net Assets
     from Capital Share Transactions .........................       908,393             981,917
                                                                 -----------         ------------
   TOTAL INCREASE IN NET ASSETS ..............................     1,171,209           5,068,921

NET ASSETS:
   Beginning of Period .......................................    36,662,944          31,594,023
                                                                 -----------         -----------
   End of Period (Including Accumulated Net Investment
     Loss of $(78,544) and $0, respectively) .................   $37,834,153         $36,662,944
                                                                 ===========         ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH GROWTH
                                                                   PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS           YEAR
                                                                         ENDED             ENDED
                                                                    APRIL 30, 2004      OCTOBER 31,
                                                                      (UNAUDITED)           2003
                                                                    --------------     ------------
OPERATIONS:
   Net Investment Loss ...........................................    $   (18,287)      $    (1,647)
   Net Realized Gain (Loss) on Investments .......................        998,212        (1,223,164)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ..............................................       (343,592)        3,453,530
                                                                      -----------       -----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ...................................        636,333         2,228,719
                                                                      -----------       -----------
CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Issued ........................................................        793,354         1,205,097
   Redeemed ......................................................    (10,338,273)       (4,788,420)
                                                                      -----------       -----------
   Net Decrease in Net Assets from Capital Share Transactions ....     (9,544,919)       (3,583,323)
                                                                      -----------       -----------
   TOTAL DECREASE IN NET ASSETS ..................................     (8,908,586)       (1,354,604)

NET ASSETS:
   Beginning of Period ...........................................     20,260,249        21,614,853
                                                                      -----------       -----------
   End of Period (Including Accumulated Net Investment
     Loss of $(18,287) and $0, respectively) .....................    $$11,351,663      $20,260,249
                                                                      ===========       ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS           YEAR
                                                                         ENDED             ENDED
                                                                    APRIL 30, 2004       OCTOBER 31,
                                                                      (UNAUDITED)           2003
                                                                    --------------      ------------
OPERATIONS:
   Net Investment Income .........................................    $    73,199       $    218,903
   Net Realized Gain (Loss) on Investments .......................         89,797         (1,481,901)
   Net Change in Unrealized Appreciation
     on Investments ..............................................        235,867          2,694,873
                                                                      -----------       ------------
   NET INCREASE IN NET ASSETS
     RESULTING  FROM OPERATIONS ..................................        398,863          1,431,875
                                                                      -----------       ------------
DIVIDENDS:
   Net Investment Income .........................................        (80,854)          (281,221)
                                                                      -----------       ------------
CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Issued ........................................................        185,170            591,875
   In Lieu of Cash Distributions .................................         80,832            296,904
   Redeemed ......................................................       (448,311)       (12,890,153)
                                                                      -----------       ------------
   Net Decrease in Net Assets from Capital Share Transactions ....       (182,309)       (12,001,374)
                                                                      -----------       ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .......................        135,700        (10,850,720)

NET ASSETS:
   Beginning of Period ...........................................     18,180,946         29,031,666
                                                                      -----------       ------------
   End of Period (Including Undistributed Net Investment Income
     of $18,399 and $26,054, respectively) .......................    $18,316,646       $ 18,180,946
                                                                      ===========       ============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      SIRACH BOND
                                                                     PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS            YEAR
                                                                         ENDED              ENDED
                                                                    APRIL 30, 2004       OCTOBER 31,
                                                                      (UNAUDITED)           2003
                                                                    --------------      ------------
OPERATIONS:
   Net Investment Income .........................................   $  1,162,329       $  2,799,151
   Net Realized Gain on Investments ..............................        832,636          1,556,045
   Net Change in Unrealized Depreciation
     on Investments ..............................................       (904,743)        (1,038,029)
                                                                     ------------       ------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .............................................      1,090,222          3,317,167
                                                                     ------------       ------------
DIVIDENDS:
   Net Investment Income .........................................     (1,158,458)        (3,047,481)
                                                                     ------------       ------------
CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Issued ........................................................      2,598,663         15,690,133
   In Lieu of Cash Distributions .................................      1,058,251          2,639,772
   Redeemed ......................................................    (14,817,751)       (31,460,751)
                                                                     ------------       ------------
   Net Decrease in Net Assets from Capital Share Transactions ....    (11,160,837)       (13,130,846)
                                                                     ------------       ------------
   TOTAL DECREASE IN NET ASSETS ..................................    (11,229,073)       (12,861,160)

NET ASSETS:
   Beginning of Period ...........................................     69,497,527         82,358,687
                                                                     ------------       ------------
   End of Period (Including Undistributed Net Investment Income
     of $201,361 and $197,490, respectively) .....................   $ 58,268,454       $ 69,497,527
                                                                     ============       ============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      SIX MONTHS
                                         ENDED                                   YEARS ENDED OCTOBER 31,
                                    APRIL 30, 2004      --------------------------------------------------------------------
                                     (UNAUDITED)          2003          2002(1)         2001           2000           1999
                                    --------------      --------       --------       --------       --------       --------
Net Asset Value,
   Beginning
   of Period ....................      $   5.49         $   4.19       $   5.13       $  13.19       $  13.36       $  10.09
                                       --------         --------       --------       --------       --------       --------
Income (Loss) from
   Operations:
Net Investment Loss .............         (0.01)(3)        (0.02)         (0.03)         (0.03)         (0.07)         (0.07)
Net Realized and
   Unrealized Gain
   (Loss) .......................          0.04(3)          1.32          (0.91)         (3.75)          4.40           5.85
                                       --------         --------       --------       --------       --------       --------
Total from
   Operations ...................          0.03             1.30          (0.94)         (3.78)          4.33           5.78
                                       --------         --------       --------       --------       --------       --------
Distributions:
   Net Realized Gain ............            --               --             --          (4.28)         (4.50)         (2.51)
                                       --------         --------       --------       --------       --------       --------
Net Asset Value, End
   of Period ....................      $   5.52         $   5.49       $   4.19       $   5.13       $  13.19       $  13.36
                                       ========         ========       ========       ========       ========       ========
TOTAL RETURN+ ...................          0.55%**         31.03%        (18.32)%       (37.24)%        36.47%         71.28%
                                       ========         ========       ========       ========       ========       ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Period (Thousands) ...........      $ 85,944         $121,085       $101,624       $127,815       $215,910       $184,377
Ratio of Expenses to
   Average Net Assets ...........          1.04%*           1.00%          0.95%          0.97%          0.88%          0.94%
Ratio of Expenses to
   Average Net Assets
   (Excluding Directed
   Brokerage) ...................          1.07%*           1.07%          0.98%(2)         --             --             --
Ratio of Net Investment
   Loss to Average
   Net Assets ...................         (0.42)%*         (0.51)%        (0.61)%        (0.54)%        (0.49)%        (0.57)%
Portfolio Turnover Rate .........            37%             136%           175%           157%           143%           205%

  *   ANNUALIZED.
 **   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH SPECIAL EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM SIRACH SPECIAL EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH SPECIAL EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH SPECIAL EQUITY PORTFOLIO.
(2) CERTAIN PRIOR YEAR RATIOS HAVE BEEN RECLASSIFIED TO BE IN CONFORMITY WITH CURRENT YEAR PRESENTATION.
(3)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      SIX MONTHS
                                         ENDED                          YEARS ENDED OCTOBER 31,
                                    APRIL 30, 2004    ------------------------------------------------------------
                                     (UNAUDITED)        2003        2002(1)       2001         2000         1999
                                    --------------    --------     --------     --------     --------     --------
Net Asset Value,
   Beginning of Period ..........       $  9.30        $  8.24      $  9.71      $ 17.42      $ 19.36      $ 15.59
                                        -------        -------      -------      -------      -------      -------
Income (Loss) from
   Operations:
Net Investment Loss .............         (0.02)(2)      (0.02)       (0.02)       (0.03)       (0.07)       (0.04)
Net Realized and
   Unrealized Gain (Loss) .......          0.09(2)        1.08        (1.45)       (6.76)        1.65         4.08
                                        -------        -------      -------      -------      -------      -------
Total from
   Operations ...................          0.07           1.06        (1.47)       (6.79)        1.58         4.04
                                        -------        -------      -------      -------      -------      -------
Distributions:
   Net Realized Gain ............            --             --           --        (0.92)       (3.52)       (0.27)
                                        -------        -------      -------      -------      -------      -------
Net Asset Value, End
   of Period ....................       $  9.37        $  9.30      $  8.24      $  9.71      $ 17.42      $ 19.36
                                        =======        =======      =======      =======      =======      =======
TOTAL RETURN++ ..................          0.75%**       12.86%      (15.14)%+    (40.64)%+      7.62%+      26.17%+
                                        =======        =======      =======      =======      =======      =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..................       $37,834        $36,663      $31,594      $42,404      $73,491      $43,125
Ratio of Expenses to
   Average Net Assets ...........          1.19%*         1.18%        0.94%        0.90%        0.90%        0.90%
Ratio of Expenses to
   Average Net Assets
   (Excluding Directed
   Brokerage and/or
   Waivers) .....................          1.22%*         1.22%        1.43%        1.18%        1.05%        1.24%
Ratio of Net Investment
   Loss to Average
   Net Assets ...................         (0.41)%*       (0.20)%      (0.19)%      (0.24)%      (0.43)%      (0.21)%
Portfolio Turnover Rate .........            29%            76%          78%          92%          73%         121%

  *   ANNUALIZED.
 **   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
 ++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM SIRACH EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH EQUITY PORTFOLIO.
(2)   PER SHARE CALCULATIONS CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH GROWTH
                                                                   PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      SIX MONTHS
                                         ENDED                       YEARS ENDED OCTOBER 31,
                                    APRIL 30, 2004    --------------------------------------------------------
                                      (UNAUDITED)       2003      2002(1)       2001         2000        1999
                                    --------------    -------     -------      -------     -------     -------
Net Asset Value,
   Beginning of Period ..........      $  6.02        $  5.36     $  6.08      $ 11.06     $ 14.63     $ 13.76
                                       -------        -------     -------      -------     -------     -------
Income (Loss) from
   Operations:
Net Investment Loss .............        (0.01)(3)      (0.00)*     (0.03)       (0.04)      (0.06)      (0.06)
Net Realized and
   Unrealized
   Gain (Loss) ..................         0.20(3)        0.66       (0.69)       (3.34)       2.00        3.37
                                       -------        -------     -------      -------     -------     -------
Total from
   Operations ...................         0.19           0.66       (0.72)       (3.38)       1.94        3.31
                                       -------        -------     -------      -------     -------     -------
Distributions:
   Net Realized Gain ............           --             --          --        (1.60)      (5.51)      (2.44)
                                       -------        -------     -------      -------     -------     -------
Net Asset Value,
   End of Period ................      $  6.21        $  6.02     $  5.36      $  6.08     $ 11.06     $ 14.63
                                       =======        =======     =======      =======     =======     =======
TOTAL RETURN+ ...................         3.16%***      12.31%     (11.84)%     (34.30)%     14.69%      26.90%
                                       =======        =======     =======      =======     =======     =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Period (Thousands) ...........      $11,352        $20,260     $21,615      $31,634     $67,376     $62,231
Ratio of Expenses to
   Average Net Assets ...........         1.37%**        1.17%       1.32%        1.26%       1.09%       1.01%
Ratio of Expenses to Average
   Net Assets (Excluding
   Directed Brokerage) ..........         1.42%**        1.23%       1.35%(2)       --          --          --
Ratio of Net Investment
   Loss to Average
   Net Assets ...................        (0.25)%**      (0.01)%     (0.43)%      (0.47)%     (0.44)%     (0.35)%
Portfolio Turnover Rate .........           28%            73%         73%          70%         71%         90%

  *   VALUE IS LESS THAN $0.01.
 **   ANNUALIZED.
***   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH GROWTH PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM SIRACH GROWTH PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH GROWTH PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH GROWTH PORTFOLIO.
(2) CERTAIN PRIOR YEAR RATIOS HAVE BEEN RECLASSIFIED TO BE IN CONFORMITY WITH CURRENT YEAR PRESENTATION.
(3)   PER SHARE CALCULATIONS CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                   SIX MONTHS
                                      ENDED                         YEARS ENDED OCTOBER 31,
                                 APRIL 30, 2004    --------------------------------------------------------
                                   (UNAUDITED)       2003      2002(1)        2001        2000        1999
                                 --------------    -------     -------      -------     -------     -------
Net Asset Value,
   Beginning of Period ........      $  8.75       $  8.12     $  8.77      $ 11.59     $ 12.32     $ 11.56
                                     -------       -------     -------      -------     -------     -------
Income (Loss) from
   Operations:
Net Investment Income .........         0.04          0.10        0.15         0.16        0.24        0.25
Net Realized and
   Unrealized Gain
   (Loss) .....................         0.15          0.64       (0.65)       (1.98)       1.05        1.49
                                     -------       -------     -------      -------     -------     -------
Total from
   Operations .................         0.19          0.74       (0.50)       (1.82)       1.29        1.74
                                     -------       -------     -------      -------     -------     -------
Dividends and Distributions:
   Net Investment
     Income ...................        (0.04)        (0.11)      (0.15)       (0.21)      (0.25)      (0.25)
   Net Realized Gain ..........           --            --          --        (0.79)      (1.77)      (0.73)
                                     -------       -------     -------      -------     -------     -------
  Total Dividends and
   Distributions ..............        (0.04)        (0.11)      (0.15)       (1.00)      (2.02)      (0.98)
                                     -------       -------     -------      -------     -------     -------
Net Asset Value,
   End of Period ..............      $  8.90       $  8.75     $  8.12      $  8.77     $ 11.59     $ 12.32
                                     =======       =======     =======      =======     =======     =======
TOTAL RETURN+ .................         2.16%**       9.24%      (5.80)%     (16.62)%     11.07%      15.74%
                                     =======       =======     =======      =======     =======     =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ................      $18,317       $18,181     $29,032      $54,867     $71,989     $71,014
Ratio of Expenses to
   Average Net Assets .........         1.32%*        1.20%       1.08%        1.05%       1.00%       1.01%
Ratio of Expenses to
   Average Net Assets
   (Excluding Directed
   Brokerage) .................         1.34%*        1.24%       1.11%(2)       --          --          --
Ratio of Net Investment
   Income to Average
   Net Assets .................         0.79%*        1.05%       1.60%        2.08%       1.99%       2.00%
Portfolio Turnover Rate .......           66%          109%         92%         111%         68%         83%

 *    ANNUALIZED.
**    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH STRATEGIC BALANCED PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM SIRACH STRATEGIC BALANCED PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH STRATEGIC BALANCED PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH STRATEGIC BALANCED PORTFOLIO.
(2) CERTAIN PRIOR YEAR RATIOS HAVE BEEN RECLASSIFIED TO BE IN CONFORMITY WITH CURRENT YEAR PRESENTATION.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      SIRACH BOND
                                                                     PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       SIX MONTHS
                                          ENDED                           YEARS ENDED OCTOBER 31,
                                     APRIL 30, 2004   --------------------------------------------------------------
                                       (UNAUDITED)      2003         2002(1)        2001         2000         1999
                                     --------------   --------      --------      --------     --------     --------
Net Asset Value,
   Beginning of Period ..........        $  9.65       $  9.65       $ 10.15      $   9.68      $  9.70      $ 10.35
                                         -------       -------       -------      --------      -------      -------
Income (Loss) from
   Operations:
Net Investment Income ...........           0.19          0.38          0.49          0.58         0.62         0.60
Net Realized and Unrealized
   Gain (Loss) ..................          (0.05)         0.03         (0.48)         0.48        (0.01)       (0.54)
                                         -------       -------       -------      --------      -------      -------
Total from
   Operations ...................           0.14          0.41          0.01          1.06         0.61         0.06
                                         -------       -------       -------      --------      -------      -------
Dividends and Distributions:
   Net Investment
     Income .....................          (0.18)        (0.41)        (0.49)        (0.59)       (0.63)       (0.60)
   Net Realized Gain ............             --            --         (0.02)           --           --        (0.11)
                                         -------       -------       -------      --------      -------      -------
  Total Dividends and
   Distributions ................          (0.18)        (0.41)        (0.51)        (0.59)       (0.63)       (0.71)
                                         -------       -------       -------      --------      -------      -------
Net Asset Value,
   End of Period ................        $  9.61       $  9.65       $  9.65      $  10.15      $  9.68      $  9.70
                                         =======       =======       =======      ========      =======      =======
TOTAL RETURN+ ...................           1.40%**       4.27%         0.28%        11.14%        6.57%        0.58%
                                         =======       =======       =======      ========      =======      =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..................        $58,268       $69,498       $82,359      $116,144      $84,661      $64,847
Ratio of Expenses to Average
   Net Assets ...................           0.75%*        0.75%         0.55%         0.50%        0.50%        0.50%
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers) ..........           0.88%*        0.81%         0.81%         0.74%        0.84%        0.88%
Ratio of Net Investment
   Income to Average
   Net Assets ...................           3.53%*        3.80%         4.95%         5.80%        6.45%        5.90%
Portfolio Turnover Rate .........            130%          187%          122%          191%         150%         170%

 *    ANNUALIZED.
**    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH BOND PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM SIRACH BOND PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH BOND PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH BOND PORTFOLIO.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the Sirach Special Equity Portfolio, Sirach Equity Portfolio, Sirach Growth Portfolio, Sirach Strategic Balanced Portfolio and Sirach Bond Portfolio (the "Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolios.

      USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Securities for which prices are not available, of which there are none at April 30, 2004, will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS



--------------------------------------------------------------------------------
      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      DELAYED DELIVERY TRANSACTIONS -- The Strategic Balanced and Bond Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, each Portfolio will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, each Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Each Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When each Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS



--------------------------------------------------------------------------------
3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investment Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT
   AGREEMENTS:

The Portfolios and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolios' average daily net assets. For the six months ended April 30, 2004, the administrator was paid 0.20% of the Portfolios' average daily net assets.

Some Portfolios direct certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the following Portfolios had administration expenses reduced by the amounts shown below. The effect on the Portfolios' expense ratios, as a percentage of average net assets of the Portfolio for the six months ended April 30, 2004, is as follows:

                                                                    REDUCTION OF
                                                                       EXPENSE
SIRACH PORTFOLIOS                                     AMOUNT            RATIO
-----------------                                    -------        ------------
Special Equity ..............................        $13,822            0.03%
Equity ......................................          4,911            0.03%
Growth ......................................          3,271            0.05%
Strategic Balanced ..........................          2,442            0.02%

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record-keeping and transaction processing. Such fees are based on the assets of the Portfolios that are serviced by the financial representative. Such fees are paid by the Portfolios to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolios' transfer agent would not exceed the amount that would have been charged had the

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS



--------------------------------------------------------------------------------
accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Sirach Capital Management, Inc. (the "Adviser"), an affiliate of Old Mutual (U.S.) Holdings, Inc.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolios at a fee calculated at an annual rate of average daily net assets as follows:

            SIRACH PORTFOLIOS                                    RATE
            -----------------                                  --------
            Special Equity .............................         0.70%
            Equity .....................................         0.65%
            Growth .....................................         0.65%
            Strategic Balanced .........................         0.65%
            Bond .......................................         0.35%

The Adviser voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Sirach Bond Portfolio's total annual operating expenses from exceeding 0.75% of average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolios. The Custodian plays no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2004, purchases and sales of investment securities other than long-term U.S. Government and agency securities and short-term securities were:

SIRACH PORTFOLIOS                               PURCHASES               SALES
-----------------                             -------------         ------------
Special Equity .....................           $38,781,905           $74,172,712
Equity .............................            13,052,387            10,744,069
Growth .............................             4,232,912            13,882,891
Strategic Balanced .................             5,566,077             5,812,907
Bond ...............................            20,550,507            20,687,211

Purchases and sales of long-term U.S. Government securities were $5,773,026 and $5,729,475, respectively, for the Sirach Strategic Balanced Portfolio and $54,353,257

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS



--------------------------------------------------------------------------------
and $53,964,840, respectively, for the Sirach Bond Portfolio. There were no purchases or sales of long-term U.S. Government securities for the Sirach
Special Equity Portfolio, the Sirach Equity Portfolio or the Sirach Growth Portfolio.

7. FEDERAL TAX INFORMATION:

It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments of net operating losses.

Permanent book and tax basis differences relating to net operating losses, paydowns and distribution reclasses may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

The tax character of dividends and distributions paid during the last two years were as follows:

                               ORDINARY           LONG-TERM
SIRACH PORTFOLIOS               INCOME           CAPITAL GAIN            TOTAL
-----------------               ------           ------------            -----
Strategic Balanced
     2003                     $  281,221            $     --          $  281,221
     2002                        757,707                  --             757,707
Bond
     2003                      3,047,481                  --           3,047,481
     2002                      5,501,904             230,885           5,732,789

As of October 31, 2003, the components of Accumulated Losses were as follows:

                                                                SIRACH PORTFOLIOS
                               ------------------------------------------------------------------------------------
                                  SPECIAL                                              STRATEGIC
                                  EQUITY            EQUITY            GROWTH            BALANCED            BOND
                               ------------      ------------      ------------      ------------      ------------
Undistributed Ordinary
  Income                       $         --      $         --       $        --       $    26,054       $   197,490
Capital Loss Carryforwards      (69,150,839)      (17,156,712)       (4,580,618)       (5,524,219)       (4,764,093)
Unrealized Appreciation          31,742,074         2,487,177         1,504,800           947,581           560,625
                               ------------      ------------       -----------       -----------       -----------
Total Accumulated Losses       $(37,408,765)     $(14,669,535)      $(3,075,818)      $(4,550,584)      $(4,005,978)
                               ============      ============       ===========       ===========       ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS



--------------------------------------------------------------------------------
For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains as follows:

                              EXPIRES         EXPIRES        EXPIRES      TOTAL CAPITAL LOSS
SIRACH PORTFOLIOS              2009            2010            2011          CARRYFORWARDS
-----------------          -----------     -----------     -----------    ------------------
Special Equity             $52,587,199     $16,563,640     $        --       $69,150,839
Equity                      11,665,044       3,335,449       2,156,219        17,156,712
Growth                       1,391,901       2,030,397       1,158,320         4,580,618
Strategic Balanced           2,397,066       1,681,264       1,445,889         5,524,219
Bond                                --       4,764,093              --         4,764,093

Amounts designated as "--" are either $0 or have been rounded to $0.

During the year ended October 31, 2003 the Special Equity and Bond Portfolios utilized $405,081 and $1,400,631, respectively of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at April 30, 2004, and the net realized gains or losses on securities sold for the period were substantially the same. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolios at April 30, 2004, were as follows:

                                                                              NET UNREALIZED
                             FEDERAL        APPRECIATED      DEPRECIATED       APPRECIATION
SIRACH PORTFOLIOS           TAX COST        SECURITIES       SECURITIES       (DEPRECIATION)
-----------------         ------------     ------------     ------------      --------------
Special Equity             $94,439,765      $19,283,037      $(2,156,117)      $17,126,920
Equity                      35,543,406        4,916,710       (2,202,463)        2,714,247
Growth                      10,102,465        1,633,759         (315,826)        1,317,933
Strategic Balanced          17,263,770        1,703,399         (405,970)        1,297,429
Bond                        60,149,141          503,085         (847,203)         (344,118)

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS



--------------------------------------------------------------------------------
8. CAPITAL SHARE TRANSACTIONS:

Transactions in Institutional Class Shares for the Portfolios were as follows:

                                                   SIX MONTHS           YEAR
                                                     ENDED              ENDED
                                                   APRIL 30,         OCTOBER 31,
                                                      2004              2003
                                                  -----------       -----------
SIRACH SPECIAL EQUITY PORTFOLIO:
Issued ....................................         1,112,726         2,997,155
Redeemed ..................................        (7,576,247)       (5,224,199)
                                                  -----------       -----------
NET DECREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS ................        (6,463,521)       (2,227,044)
                                                  ===========       ===========

SIRACH EQUITY PORTFOLIO:
Issued ....................................           282,274         1,034,758
Redeemed ..................................          (185,212)         (925,584)
                                                  -----------       -----------
NET INCREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS ................            97,062           109,174
                                                  ===========       ===========

SIRACH GROWTH PORTFOLIO:
Issued ....................................           126,608           224,834
Redeemed ..................................        (1,663,169)         (892,188)
                                                  -----------       -----------
NET DECREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS ................        (1,536,561)         (667,354)
                                                  ===========       ===========

SIRACH STRATEGIC BALANCED PORTFOLIO:
Issued ....................................            20,354            72,489
In Lieu of Cash Distributions .............             9,077            36,852
Redeemed ..................................           (49,167)       (1,605,255)
                                                  -----------       -----------
NET DECREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS ................           (19,736)       (1,495,914)
                                                  ===========       ===========

SIRACH BOND PORTFOLIO:
Issued ....................................           264,349         1,618,551
In Lieu of Cash Distributions .............           108,727           272,043
Redeemed ..................................        (1,510,820)       (3,221,088)
                                                  -----------       -----------
NET DECREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS ................        (1,137,744)       (1,330,494)
                                                  ===========       ===========

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS



--------------------------------------------------------------------------------
9. SECURITIES LENDING:

The Sirach Special Equity Portfolio may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33.3% of the total asset value of the Portfolio (including the loan collateral). The Portfolio will not lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities are fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral is maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower is required to deliver collateral of 102% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

10. OTHER:

At April 30, 2004 the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                       NO. OF             %
SIRACH PORTFOLIOS                                   SHAREHOLDERS      OWNERSHIP
-----------------                                   ------------      ---------
Special Equity .........................                  2               63
Equity .................................                  1               79
Growth .................................                  1               64
Strategic Balanced .....................                  2               57
Bond ...................................                  2               80

In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                                      NOTES

                              THE SIRACH PORTFOLIOS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  877-474-7224

                                    ADVISER:
                         Sirach Capital Management, Inc.
                                 520 Pike Street
                                   Suite 2800
                                Seattle, WA 98101

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004




    This information must be preceded or accompanied by a current prospectus for the Portfolios described.


SIR-SA-001-0300

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6. (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*
                                      /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*
                                      /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 6/25/04


By (Signature and Title)*
                                      /s/ Jennifer E. Spratley
                                      ------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.